UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Emerging Markets Focused Growth Fund

Class A CEMAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.24%

Key Fund Statistics

Total Net Assets	$6,121,948
# of Portfolio Holdings	36
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
23.6%
Consumer Discretionary
21.9%
Financials
20.7%
Industrials
16.2%
Consumer Staples
9.9%
Materials
4.3%
Communication Services
2.1%
Short-Term Investments
1.2%
Health Care
0.1%

Value	Value
Health Care	0.1%
Short-Term Investments	1.2%
Communication Services	2.1%
Materials	4.3%
Consumer Staples	9.9%
Industrials	16.2%
Financials	20.7%
Consumer Discretionary	21.9%
Information Technology	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3%
MercadoLibre, Inc.	8.1%
NU Holdings Ltd., Class A	7.7%
Trent Ltd.	6.9%
SK Hynix, Inc.	5.7%
Avenue Supermarts Ltd.	4.7%
Aarti Industries Ltd.	4.4%
Astral Ltd.	4.2%
TVS Motor Co. Ltd.	3.8%
Axis Bank Ltd.	3.6%
Total	60.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CEMAX-TSR-SAR

Calvert Emerging Markets Focused Growth Fund

Class C CEMCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.99%

Key Fund Statistics

Total Net Assets	$6,121,948
# of Portfolio Holdings	36
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Health Care	0.1%
Short-Term Investments	1.2%
Communication Services	2.1%
Materials	4.3%
Consumer Staples	9.9%
Industrials	16.2%
Financials	20.7%
Consumer Discretionary	21.9%
Information Technology	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3%
MercadoLibre, Inc.	8.1%
NU Holdings Ltd., Class A	7.7%
Trent Ltd.	6.9%
SK Hynix, Inc.	5.7%
Avenue Supermarts Ltd.	4.7%
Aarti Industries Ltd.	4.4%
Astral Ltd.	4.2%
TVS Motor Co. Ltd.	3.8%
Axis Bank Ltd.	3.6%
Total	60.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CEMCX-TSR-SAR

Calvert Emerging Markets Focused Growth Fund

Class I CMEIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.99%

Key Fund Statistics

Total Net Assets	$6,121,948
# of Portfolio Holdings	36
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Health Care	0.1%
Short-Term Investments	1.2%
Communication Services	2.1%
Materials	4.3%
Consumer Staples	9.9%
Industrials	16.2%
Financials	20.7%
Consumer Discretionary	21.9%
Information Technology	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3%
MercadoLibre, Inc.	8.1%
NU Holdings Ltd., Class A	7.7%
Trent Ltd.	6.9%
SK Hynix, Inc.	5.7%
Avenue Supermarts Ltd.	4.7%
Aarti Industries Ltd.	4.4%
Astral Ltd.	4.2%
TVS Motor Co. Ltd.	3.8%
Axis Bank Ltd.	3.6%
Total	60.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CMEIX-TSR-SAR

Calvert Emerging Markets Focused Growth Fund

Class R6 CMERX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.99%

Key Fund Statistics

Total Net Assets	$6,121,948
# of Portfolio Holdings	36
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Health Care	0.1%
Short-Term Investments	1.2%
Communication Services	2.1%
Materials	4.3%
Consumer Staples	9.9%
Industrials	16.2%
Financials	20.7%
Consumer Discretionary	21.9%
Information Technology	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3%
MercadoLibre, Inc.	8.1%
NU Holdings Ltd., Class A	7.7%
Trent Ltd.	6.9%
SK Hynix, Inc.	5.7%
Avenue Supermarts Ltd.	4.7%
Aarti Industries Ltd.	4.4%
Astral Ltd.	4.2%
TVS Motor Co. Ltd.	3.8%
Axis Bank Ltd.	3.6%
Total	60.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CMERX-TSR-SAR

Calvert Flexible Bond Fund

Class A CUBAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%

Key Fund Statistics

Total Net Assets	$400,607,276
# of Portfolio Holdings	287
Portfolio Turnover Rate	174%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds 28.0%
Short-Term Investments 22.0%
U.S. Government Agency Mortgage-Backed Securities 15.6%
Asset-Backed Securities 10.3%
U.S. Treasury Obligations 7.6%
Collateralized Mortgage Obligations 7.0%
Commercial Mortgage-Backed Securities 5.3%
Mutual Funds 2.3%
Senior Floating-Rate Loans 1.6%
Other† 0.3%

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.6%
Mutual Funds	2.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Mortgage Obligations	7.0%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	15.6%
Short-Term Investments	22.0%
Corporate Bonds	28.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	4.9%
Not Rated	11.6%
CCC	0.9%
B	4.8%
BB	8.7%
BBB	31.7%
A	4.6%
AA	2.1%
AAA	30.7%
Footnote	Description
Footnote*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CUBAX-TSR-SAR

Calvert Flexible Bond Fund

Class C CUBCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.63%

Key Fund Statistics

Total Net Assets	$400,607,276
# of Portfolio Holdings	287
Portfolio Turnover Rate	174%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.6%
Mutual Funds	2.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Mortgage Obligations	7.0%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	15.6%
Short-Term Investments	22.0%
Corporate Bonds	28.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	4.9%
Not Rated	11.6%
CCC	0.9%
B	4.8%
BB	8.7%
BBB	31.7%
A	4.6%
AA	2.1%
AAA	30.7%
Footnote	Description
Footnote*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CUBCX-TSR-SAR

Calvert Flexible Bond Fund

Class I CUBIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Key Fund Statistics

Total Net Assets	$400,607,276
# of Portfolio Holdings	287
Portfolio Turnover Rate	174%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.6%
Mutual Funds	2.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Mortgage Obligations	7.0%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	15.6%
Short-Term Investments	22.0%
Corporate Bonds	28.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	4.9%
Not Rated	11.6%
CCC	0.9%
B	4.8%
BB	8.7%
BBB	31.7%
A	4.6%
AA	2.1%
AAA	30.7%
Footnote	Description
Footnote*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CUBIX-TSR-SAR

Calvert Flexible Bond Fund

Class R6 CUBRX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%

Key Fund Statistics

Total Net Assets	$400,607,276
# of Portfolio Holdings	287
Portfolio Turnover Rate	174%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.6%
Mutual Funds	2.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Mortgage Obligations	7.0%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	15.6%
Short-Term Investments	22.0%
Corporate Bonds	28.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	4.9%
Not Rated	11.6%
CCC	0.9%
B	4.8%
BB	8.7%
BBB	31.7%
A	4.6%
AA	2.1%
AAA	30.7%
Footnote	Description
Footnote*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CUBRX-TSR-SAR

Calvert Global Real Estate Fund

Class A CGRAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Global Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.10%

Key Fund Statistics

Total Net Assets	$5,773,601
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Residential
16.1%
Diversified
14.1%
Retail
11.7%
Health Care
11.4%
Industrial
11.0%
Data Centers
7.6%
Telecommunications REITs
6.9%
Self Storage
6.7%
Lodging/Resorts
4.0%
Specialty
4.0%
Office
3.1%
Timberland REITs
1.5%
Short-Term Investments
1.2%
Industrial/Office Mixed
0.7%

Value	Value
Industrial/Office Mixed	0.7%
Short-Term Investments	1.2%
Timberland REITs	1.5%
Office	3.1%
Specialty	4.0%
Lodging/Resorts	4.0%
Self Storage	6.7%
Telecommunications REITs	6.9%
Data Centers	7.6%
Industrial	11.0%
Health Care	11.4%
Retail	11.7%
Diversified	14.1%
Residential	16.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.2%
American Tower Corp.	5.7%
AvalonBay Communities, Inc.	4.5%
Equinix, Inc.	4.3%
Prologis, Inc.	3.8%
Goodman Group	3.7%
Simon Property Group, Inc.	3.3%
Digital Realty Trust, Inc.	3.3%
Mitsui Fudosan Co. Ltd.	3.0%
Public Storage	2.9%
Total	40.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CGRAX-TSR-SAR

Calvert Global Real Estate Fund

Class C CGECX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Global Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.85%

Key Fund Statistics

Total Net Assets	$5,773,601
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Industrial/Office Mixed	0.7%
Short-Term Investments	1.2%
Timberland REITs	1.5%
Office	3.1%
Specialty	4.0%
Lodging/Resorts	4.0%
Self Storage	6.7%
Telecommunications REITs	6.9%
Data Centers	7.6%
Industrial	11.0%
Health Care	11.4%
Retail	11.7%
Diversified	14.1%
Residential	16.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.2%
American Tower Corp.	5.7%
AvalonBay Communities, Inc.	4.5%
Equinix, Inc.	4.3%
Prologis, Inc.	3.8%
Goodman Group	3.7%
Simon Property Group, Inc.	3.3%
Digital Realty Trust, Inc.	3.3%
Mitsui Fudosan Co. Ltd.	3.0%
Public Storage	2.9%
Total	40.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CGECX-TSR-SAR

Calvert Global Real Estate Fund

Class I CGEIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Global Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Key Fund Statistics

Total Net Assets	$5,773,601
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Industrial/Office Mixed	0.7%
Short-Term Investments	1.2%
Timberland REITs	1.5%
Office	3.1%
Specialty	4.0%
Lodging/Resorts	4.0%
Self Storage	6.7%
Telecommunications REITs	6.9%
Data Centers	7.6%
Industrial	11.0%
Health Care	11.4%
Retail	11.7%
Diversified	14.1%
Residential	16.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.2%
American Tower Corp.	5.7%
AvalonBay Communities, Inc.	4.5%
Equinix, Inc.	4.3%
Prologis, Inc.	3.8%
Goodman Group	3.7%
Simon Property Group, Inc.	3.3%
Digital Realty Trust, Inc.	3.3%
Mitsui Fudosan Co. Ltd.	3.0%
Public Storage	2.9%
Total	40.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CGEIX-TSR-SAR

Calvert Global Real Estate Fund

Class R6 CGRRX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Global Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.85%

Key Fund Statistics

Total Net Assets	$5,773,601
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Industrial/Office Mixed	0.7%
Short-Term Investments	1.2%
Timberland REITs	1.5%
Office	3.1%
Specialty	4.0%
Lodging/Resorts	4.0%
Self Storage	6.7%
Telecommunications REITs	6.9%
Data Centers	7.6%
Industrial	11.0%
Health Care	11.4%
Retail	11.7%
Diversified	14.1%
Residential	16.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.2%
American Tower Corp.	5.7%
AvalonBay Communities, Inc.	4.5%
Equinix, Inc.	4.3%
Prologis, Inc.	3.8%
Goodman Group	3.7%
Simon Property Group, Inc.	3.3%
Digital Realty Trust, Inc.	3.3%
Mitsui Fudosan Co. Ltd.	3.0%
Public Storage	2.9%
Total	40.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CGRRX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class A CTTLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%

Key Fund Statistics

Total Net Assets	$425,282,942
# of Portfolio Holdings	231
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
21.4%
Housing
19.4%
Hospital
11.5%
Education
8.0%
Water and Sewer
6.3%
Electric Utilities
6.0%
Other Revenue
4.6%
Special Tax Revenue
4.5%
Transportation
4.5%
Lease Revenue/Certificates of Participation
3.9%
Industrial Development Revenue
3.2%
Other*
6.7%

Value	Value
OtherFootnote Reference*	6.7%
Industrial Development Revenue	3.2%
Lease Revenue/Certificates of Participation	3.9%
Transportation	4.5%
Special Tax Revenue	4.5%
Other Revenue	4.6%
Electric Utilities	6.0%
Water and Sewer	6.3%
Education	8.0%
Hospital	11.5%
Housing	19.4%
General Obligations	21.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.8%
BBB	8.6%
A	15.8%
AA	58.0%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc.(“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CTTLX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class C CTTCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%

Key Fund Statistics

Total Net Assets	$425,282,942
# of Portfolio Holdings	231
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.7%
Industrial Development Revenue	3.2%
Lease Revenue/Certificates of Participation	3.9%
Transportation	4.5%
Special Tax Revenue	4.5%
Other Revenue	4.6%
Electric Utilities	6.0%
Water and Sewer	6.3%
Education	8.0%
Hospital	11.5%
Housing	19.4%
General Obligations	21.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.8%
BBB	8.6%
A	15.8%
AA	58.0%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc.(“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CTTCX-TSR-SAR

Calvert Responsible Municipal Income Fund

Class I CTTIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Key Fund Statistics

Total Net Assets	$425,282,942
# of Portfolio Holdings	231
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.7%
Industrial Development Revenue	3.2%
Lease Revenue/Certificates of Participation	3.9%
Transportation	4.5%
Special Tax Revenue	4.5%
Other Revenue	4.6%
Electric Utilities	6.0%
Water and Sewer	6.3%
Education	8.0%
Hospital	11.5%
Housing	19.4%
General Obligations	21.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.8%
BBB	8.6%
A	15.8%
AA	58.0%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc.(“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CTTIX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class A CMPAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Key Fund Statistics

Total Net Assets	$61,080,413
# of Portfolio Holdings	74
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
24.0%
Financials
19.6%
Consumer Discretionary
13.2%
Information Technology
12.4%
Health Care
8.8%
Real Estate
7.0%
Materials
5.2%
Consumer Staples
4.4%
Utilities
3.4%
Short-Term Investments
2.0%

Value	Value
Short-Term Investments	2.0%
Utilities	3.4%
Consumer Staples	4.4%
Materials	5.2%
Real Estate	7.0%
Health Care	8.8%
Information Technology	12.4%
Consumer Discretionary	13.2%
Financials	19.6%
Industrials	24.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Aramark	2.7%
Tradeweb Markets, Inc., Class A	2.6%
CBIZ, Inc.	2.6%
Dorman Products, Inc.	2.6%
Chemed Corp.	2.5%
Commerce Bancshares, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Rentokil Initial PLC ADR	2.3%
Equity LifeStyle Properties, Inc.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CMPAX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class C CMPCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.89%

Key Fund Statistics

Total Net Assets	$61,080,413
# of Portfolio Holdings	74
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Utilities	3.4%
Consumer Staples	4.4%
Materials	5.2%
Real Estate	7.0%
Health Care	8.8%
Information Technology	12.4%
Consumer Discretionary	13.2%
Financials	19.6%
Industrials	24.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Aramark	2.7%
Tradeweb Markets, Inc., Class A	2.6%
CBIZ, Inc.	2.6%
Dorman Products, Inc.	2.6%
Chemed Corp.	2.5%
Commerce Bancshares, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Rentokil Initial PLC ADR	2.3%
Equity LifeStyle Properties, Inc.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CMPCX-TSR-SAR

Calvert Small/Mid-Cap Fund

Class I CMCIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.89%

Key Fund Statistics

Total Net Assets	$61,080,413
# of Portfolio Holdings	74
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Utilities	3.4%
Consumer Staples	4.4%
Materials	5.2%
Real Estate	7.0%
Health Care	8.8%
Information Technology	12.4%
Consumer Discretionary	13.2%
Financials	19.6%
Industrials	24.0%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Aramark	2.7%
Tradeweb Markets, Inc., Class A	2.6%
CBIZ, Inc.	2.6%
Dorman Products, Inc.	2.6%
Chemed Corp.	2.5%
Commerce Bancshares, Inc.	2.5%
Core & Main, Inc., Class A	2.3%
Rentokil Initial PLC ADR	2.3%
Equity LifeStyle Properties, Inc.	2.2%
Total	25.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CMCIX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Flexible Bond Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Calvert
Flexible Bond Fund

Calvert
Flexible Bond Fund
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.4%

Security	Principal Amount (000's omitted)*		Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,512	$ 1,435,249
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	999,855
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,113	973,994
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,017,540
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,204,739
Conn's Receivables Funding LLC:
Series 2022-A, Class C, 0.00%, 12/15/26(1)		1,575	1,505,059
Series 2023-A, Class B, 10.00%, 1/17/28(1)		607	612,915
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	263,486
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		700	690,834
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,829	1,780,914
ExteNet LLC, Series 2019-1A, Class B, 4.14%, 7/25/49(1)		725	723,091
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)		655	587,548
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		1,029	923,978
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		903	880,483
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		2,700	2,742,533
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		74	72,213
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		531	483,302
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	386,862
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		949	558,814
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		88	79,194
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		1,123	1,137,233
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,176	1,398,074
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		278	245,941
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		41	34,903
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		142	116,758
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,501	1,261,506
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		597	473,105
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	558,956
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		771	691,199
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		64	59,796
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		592	552,611
Security	Principal Amount (000's omitted)*		Value
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		2,995	$ 2,834,328
Series 2022-2, Class C, 9.36%, 10/9/29(1)		1,991	2,003,319
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		204	199,372
Series 2021-3, Class C, 3.27%, 5/15/29(1)		3,922	3,481,855
Series 2021-5, Class C, 3.93%, 8/15/29(1)		1,262	1,170,112
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		516	472,064
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		990	992,657
Prodigy Finance, Series 2021-1A, Class C, 9.21%, (1 mo. SOFR + 3.864%), 7/25/51(1)(3)		269	272,443
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,027,032
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		186	165,575
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		403	340,128
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,624	1,544,371
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,312	1,247,435
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	433,000
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)(4)		1,220	1,219,831
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,259	680,302
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,090	1,002,621
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		584	454,862
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,308	2,665,730
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		141	130,312
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)		353	141,738
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)		12	12,165
Upstart Securitization Trust, Series 2020-3, Class C, 6.25%, 11/20/30(1)		518	517,389
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	728,982
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		635	646,907
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		208	183,621
Series 2020-A, Class C, 6.657%, 3/15/45(1)		111	102,918

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	638	$ 674,784
Total Asset-Backed Securities (identified cost $54,657,945)		$ 49,798,538

Collateralized Mortgage Obligations — 8.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 6.735%, (30-day SOFR Average + 1.40%), 9/25/31(1)(3)	$2,164	$ 2,166,328
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	840	765,845
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)	1,500	1,551,337
Eagle Re Ltd., Series 2021-2, Class M1C, 8.785%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	861	877,147
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	80	79,449
Series 5402, Class BZ, 6.00%, 4/25/54	299	308,748
Series 5413, Class MZ, 6.00%, 5/25/54	586	609,943
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.60%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	1,270	1,483,358
Series 2020-DNA6, Class B1, 8.335%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	275	298,852
Series 2020-HQA2, Class B1, 9.55%, (30-day SOFR Average + 4.214%), 3/25/50(1)(3)	569	646,060
Series 2021-DNA2, Class B1, 8.735%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	815	914,173
Series 2021-DNA2, Class B2, 11.335%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	910	1,069,659
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.80%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	795	867,804
Series 2019-R03, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 9/25/31(1)(3)	710	762,429
Series 2019-R05, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	966	1,016,973
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,555	1,625,115
Series 2019-R07, Class 1B1, 8.85%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	1,449	1,511,165
Series 2020-R02, Class 2B1, 8.45%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	494	510,243
Series 2021-R01, Class 1B2, 11.335%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	2,287	2,423,985
Series 2021-R02, Class 2B1, 8.635%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	180	186,823
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	340,986
Series 2023-84, Class MW, 6.00%, 6/20/53	349	358,988
Series 2023-98, Class BW, 6.00%, 7/20/53	385	396,621
Series 2023-99, Class AL, 6.00%, 7/20/53	385	396,001
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-102, Class SG, 2.672%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(6)	$515	$ 508,979
Series 2023-133, Class S, 5.601%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	1,071	1,077,086
Series 2023-164, Class EL, 6.00%, 11/20/53	450	457,505
Series 2023-173, Class AX, 6.00%, 11/20/53	395	405,776
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,678,412
Series 2024-46, Class AL, 6.00%, 3/20/54	406	416,872
Home Re Ltd.:
Series 2018-1, Class M2, 8.46%, (1 mo. SOFR + 3.114%), 10/25/28(1)(3)	799	809,747
Series 2021-1, Class M2, 8.30%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	1,295	1,308,023
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(5)	475	483,078
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	485	494,820
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	440	447,642
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	870	875,180
PNMAC GMSR Issuer Trust:
2024 Participation, 11.075%, (30-day SOFR Average + 5.75%), 12/24/24(3)	261	261,297
Series 2021-FT1, Class A, 8.46%, (1 mo. SOFR + 3.115%), 3/25/26(1)(3)	500	506,319
Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	501	507,833
Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,095	1,107,568
Radnor RE Ltd., Series 2021-2, Class M1A, 7.185%, (30-day SOFR Average + 1.85%), 11/25/31(1)(3)	4	3,732
Triangle Re Ltd., Series 2021-3, Class B1, 10.285%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	977	1,004,012
Total Collateralized Mortgage Obligations (identified cost $32,470,049)		$33,521,913

Commercial Mortgage-Backed Securities — 6.4%

Security	Principal Amount (000's omitted)*	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	3,865	$ 1,533,013
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,555	349,490
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	2,362	2,328,721
CSMC Trust:
Series 2021-BPNY, Class A, 9.158%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	1,302	1,180,537
Series 2022-CNTR, Class A, 9.273%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)	508	462,776

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Extended Stay America Trust, Series 2021-ESH, Class D, 7.694%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)		2,773	$ 2,774,658
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.70%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		1,522	1,525,339
Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		2,212	2,224,575
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		663	688,281
Great Wolf Trust, Series 2024-WLF2, Class D, 8.268%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		1,346	1,349,920
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 7.869%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)		500	499,007
Series 2024-DPLO, Class D, 8.668%, (1 mo. SOFR + 3.339%), 6/15/41(1)(3)		660	660,161
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	84,298
KSL Commercial Mortgage Trust, Series 2023-HT, Class C, 8.767%, (1 mo. SOFR + 3.439%), 12/15/36(1)(3)		1,259	1,261,172
Med Trust:
Series 2021-MDLN, Class E, 8.594%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)		980	981,354
Series 2021-MDLN, Class F, 9.444%, (1 mo. SOFR + 4.114%), 11/15/38(1)(3)		1,000	999,623
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)		615	618,460
TX Trust, Series 2024-HOU, Class E, 9.706%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)		1,344	1,338,199
U.K. Logistics DAC:
Series 2024-1A, Class D, 9.222%, (SONIA + 4.00%), 5/17/34(1)(3)	GBP	600	765,257
Series 2024-1A, Class E, 10.222%, (SONIA + 5.00%), 5/17/34(1)(3)	GBP	350	446,381
VMC Finance LLC, Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)		3,728	3,654,674
Total Commercial Mortgage-Backed Securities (identified cost $29,323,046)			$25,725,896

Corporate Bonds — 33.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.6%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(7)	922	$ 881,976
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	670	709,678
South32 Treasury Ltd., 4.35%, 4/14/32(1)	744	673,799
		$ 2,265,453
Security	Principal Amount* (000’s omitted)	Value
Communications — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,957	$ 2,171,348
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	779	784,726
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	1,884	1,819,965
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	925	867,298
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	1,040	1,003,841
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	410	303,846
SES SA, 5.30%, 4/4/43(1)	245	178,036
Univision Communications, Inc., 7.375%, 6/30/30(1)(7)	1,020	949,588
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,080	961,946
		$9,040,594
Consumer, Cyclical — 2.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	533	$529,086
Ford Motor Co., 4.75%, 1/15/43	728	589,218
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	675	670,116
7.122%, 11/7/33	302	319,299
7.20%, 6/10/30	818	860,883
7.35%, 3/6/30	1,774	1,878,400
General Motors Financial Co., Inc., 5.95%, 4/4/34	303	303,378
Hyundai Capital America:
5.70%, 6/26/30(1)	658	667,018
6.20%, 9/21/30(1)	325	337,928
Lithia Motors, Inc., 4.375%, 1/15/31(1)	1,022	910,996
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	725	674,276
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(7)	800	722,943
Tapestry, Inc.:
7.00%, 11/27/26	481	494,509
7.35%, 11/27/28	1,341	1,392,152
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	1,214	945,843
		$11,296,045
Consumer, Non-cyclical — 1.9%
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	514	$482,332
5.95%, 10/15/33(1)	1,455	1,458,844
Bristol-Myers Squibb Co., 5.65%, 2/22/64	987	964,908
Centene Corp.:
2.50%, 3/1/31	543	446,034
3.375%, 2/15/30	669	594,315
4.25%, 12/15/27	897	857,188
LifePoint Health, Inc., 10.00%, 6/1/32(1)	775	793,339
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	687	550,413
5.20%, 4/1/29(1)	595	577,523

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(7)		710	$ 694,740
			$ 7,419,636
Diversified — 0.3%
Inversiones La Construccion SA, 4.75%, 2/7/32(8)		1,373	$ 1,194,373
			$ 1,194,373
Energy — 0.6%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(9)		1,134	$ 510,738
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)		423	429,947
6.95%, 3/5/54(1)		275	279,917
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,460	1,332,120
			$2,552,722
Financial — 21.4%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(10)		173	$172,310
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(10)		645	641,056
Air Lease Corp., 5.20%, 7/15/31		1,040	1,016,667
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		925	913,220
Ally Financial, Inc.:
2.20%, 11/2/28		1,339	1,159,992
4.70% to 5/15/26(10)(11)		2,200	1,942,854
6.848% to 1/3/29, 1/3/30(10)		156	160,357
8.00%, 11/1/31		230	253,968
American Assets Trust LP, 3.375%, 2/1/31		1,010	828,090
American National Group LLC, 6.144%, 6/13/32(1)		1,140	1,094,233
Antares Holdings LP, 6.50%, 2/8/29(1)		990	975,459
Apollo Debt Solutions BDC, 6.90%, 4/13/29(1)		1,299	1,305,935
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(8)(10)	EUR	930	1,127,130
Banco Santander SA:
6.35%, 3/14/34		1,800	1,802,319
9.625% to 11/21/28(10)(11)		1,000	1,073,559
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(8)(10)		942	919,421
Bank of America Corp., 5.468% to 1/23/34, 1/23/35(10)		3,653	3,650,650
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)		1,355	1,402,654
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(10)		1,538	1,402,751
8.125% to 1/8/34, 1/8/39(1)(10)		1,146	1,161,285
8.45% to 6/29/33, 6/29/38(1)(10)		722	744,644
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)		1,340	1,333,090
Blue Owl Credit Income Corp., 6.65%, 3/15/31		1,300	1,271,309
BNP Paribas SA, 7.75% to 8/16/29(1)(10)(11)		2,358	2,383,973
Broadstone Net Lease LLC, 2.60%, 9/15/31		305	242,547
Brookfield Finance, Inc., 5.675%, 1/15/35		1,716	1,698,573
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(10)		1,105	1,167,548
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
CI Financial Corp., 3.20%, 12/17/30	1,516	$ 1,195,595
Citigroup, Inc., 4.00% to 12/10/25(10)(11)	659	632,757
COPT Defense Properties LP, 2.90%, 12/1/33	1,055	831,374
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(10)	1,699	1,710,312
Enact Holdings, Inc., 6.25%, 5/28/29	2,355	2,356,654
EPR Properties:
3.60%, 11/15/31	770	642,338
3.75%, 8/15/29	1,588	1,416,573
4.95%, 4/15/28	1,276	1,222,066
Essent Group Ltd., 6.25%, 7/1/29(4)	1,000	999,860
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	3,184	2,636,594
6.75%, 3/15/54(1)	2,010	1,989,500
7.95% to 7/15/29, 10/15/54(1)(10)	1,351	1,361,423
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(4)	3,996	3,915,718
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(10)	1,524	1,681,815
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,870	1,895,014
KeyBank NA, 5.85%, 11/15/27	2,483	2,475,630
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	1,962	1,838,218
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,039	968,986
Newmark Group, Inc., 7.50%, 1/12/29(1)	1,692	1,740,787
Nuveen LLC, 5.85%, 4/15/34(1)	993	997,483
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	1,685	1,781,978
Radian Group, Inc., 6.20%, 5/15/29	841	849,601
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,627	1,419,204
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(10)	275	271,324
6.066% to 1/19/34, 1/19/35(1)(10)	547	541,907
8.50% to 3/25/34(1)(10)(11)	2,645	2,512,129
Synchrony Bank, 5.40%, 8/22/25	650	645,323
Synchrony Financial, 4.875%, 6/13/25	292	289,129
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	729	655,754
5.625%, 2/15/28	572	552,882
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	981	889,445
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	2,420	2,514,046
TPG Operating Group II LP, 5.875%, 3/5/34	1,695	1,702,846
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(10)	2,392	2,402,113
UBS Group AG:
4.375% to 2/10/31(1)(10)(11)	534	434,438
9.016% to 11/15/32, 11/15/33(1)(10)	363	437,764
9.25% to 11/13/28(1)(10)(11)	1,470	1,585,252
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)	732	686,183
5.861% to 6/19/27, 6/19/32(1)(10)	1,386	1,353,583
		$85,879,192

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	33,200	$ 1,757,195
			$ 1,757,195
Industrial — 0.8%
BAE Systems PLC, 5.30%, 3/26/34(1)		497	$ 492,631
Calderys Financing LLC, 11.25%, 6/1/28(1)		730	773,109
Seaspan Corp., 5.50%, 8/1/29(1)		1,097	980,300
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)		876	859,235
			$ 3,105,275
Technology — 2.3%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)		1,020	$980,281
Concentrix Corp., 6.60%, 8/2/28		2,584	2,616,389
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29		1,445	1,462,170
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(7)		540	480,284
3.15%, 10/15/31		2,112	1,769,495
6.35%, 2/20/34		245	249,005
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,110	975,078
Seagate HDD Cayman, 9.625%, 12/1/32		561	640,393
			$9,173,095
Utilities — 0.3%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		401	$341,584
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	843,203
			$1,184,787
Total Corporate Bonds (identified cost $135,897,642)			$134,868,367

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(12)(13)	$500	$ 490,245
Total High Social Impact Investments (identified cost $500,000)		$ 490,245

Mutual Funds — 2.8%

Security	Shares	Value
Fixed-Income Mutual Funds — 2.8%
Calvert Floating-Rate Advantage Fund, Class R6(14)	1,238,353	$ 11,095,646
Total Mutual Funds (identified cost $11,145,385)		$ 11,095,646

Preferred Stocks — 0.3%

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	77,941	$ 924,380
		$ 924,380
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.25%	9,864	$ 220,461
		$ 220,461
Total Preferred Stocks (identified cost $2,208,934)		$ 1,144,841

Senior Floating-Rate Loans — 1.9%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8/24/28(16)	$650	$ 652,960
Term Loan, 8/24/28(16)	250	251,765
		$ 904,725
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 7.808%, (SOFR + 2.35%), 4/15/29	$210	$ 145,692
Term Loan, 7.808%, (SOFR + 2.35%), 4/15/30	210	142,540
		$288,232
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.75%), 10/23/28	$898	$900,901
		$900,901
Insurance — 0.7%
AmWINS Group, Inc., Term Loan, 2/19/28(16)	$900	$900,329
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30	898	900,685
USI, Inc., Term Loan, 11/22/29(16)	900	901,500
		$2,702,514

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.4%
Informatica LLC, Term Loan, 10/27/28(16)	$900	$ 903,375
Sedgwick Claims Management Services, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 2/24/28	798	799,920
		$ 1,703,295
Paper and Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 4.00%, 12/13/24(17)	$198	$ 202,343
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	80	96,133
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	119	144,200
		$442,676
Software — 0.2%
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30	$896	$901,538
		$901,538
Total Senior Floating-Rate Loans (identified cost $7,834,879)		$7,843,881

U.S. Government Agency Mortgage-Backed Securities — 18.8%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	$3,200	$ 2,928,500
4.50%, 30-Year, TBA(18)	15,941	15,031,239
5.00%, 30-Year, TBA(18)	26,491	25,606,234
5.50%, 30-Year, TBA(18)	20,675	20,394,755
6.00%, 30-Year, TBA(18)	11,300	11,333,554
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $75,022,870)		$ 75,294,282

U.S. Treasury Obligations — 9.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 3.375%, 8/15/42	$1,143	$ 965,746
U.S. Treasury Notes:
2.75%, 4/30/27	1,000	952,852
3.625%, 5/15/26	360	352,709
3.625%, 5/31/28	2,740	2,662,242
3.875%, 3/31/25	2,400	2,376,532
4.00%, 2/15/34	1,215	1,179,594
4.125%, 3/31/29	1,925	1,905,712
4.375%, 11/30/28	3,275	3,275,064
4.375%, 11/30/30	1,025	1,026,041
4.50%, 11/15/25	1,384	1,375,782
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.50%, 3/31/26	$11,775	$ 11,714,285
4.50%, 5/31/29	2,000	2,013,906
4.50%, 11/15/33	420	423,970
4.625%, 9/15/26	657	656,230
4.875%, 11/30/25	3,025	3,021,987
4.875%, 10/31/28	2,500	2,547,119
Total U.S. Treasury Obligations (identified cost $36,766,543)		$ 36,449,771

Short-Term Investments — 26.4%
Affiliated Fund — 13.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(19)	53,733,903	$ 53,733,903
Total Affiliated Fund (identified cost $53,733,903)		$ 53,733,903

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(20)	2,159,910	$ 2,159,910
Total Securities Lending Collateral (identified cost $2,159,910)		$ 2,159,910
U.S. Treasury Obligations — 12.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/13/24	$50,300	$ 49,985,378
Total U.S. Treasury Obligations (identified cost $49,985,302)		$ 49,985,378
Total Short-Term Investments (identified cost $105,879,115)		$105,879,191
Total Investments — 120.3% (identified cost $491,706,408)		$482,112,571
Less Unfunded Loan Commitments — (0.0)%(21)		$ (198,213)

Net Investments — 120.3% (identified cost $491,508,195)	$481,914,358

Other Assets, Less Liabilities — (20.3)%	$(81,307,082)
Net Assets — 100.0%	$400,607,276

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $171,989,177 or 42.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(4)	When-issued security.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2024.
(7)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $2,098,420.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $3,240,924 or 0.8% of the Fund's net assets.
(9)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	May be deemed to be an affiliated company (see Note 8).
(13)	Restricted security. Total market value of restricted securities amounts to $490,245, which represents 0.1% of the net assets of the Fund as of June 30, 2024.
(14)	Affiliated fund (see Note 8).
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2024, the total value of unfunded loan commitments is $202,343. See Note 1F for description.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(20)	Represents investment of cash collateral received in connection with securities lending.
(21)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	11,351,441	USD	2,171,818	Bank of America, N.A.	7/24/24	$ —	$(146,385)
USD	2,037,740	CAD	2,791,745	BNP Paribas	7/24/24	—	(3,965)
USD	1,056,470	EUR	983,953	UBS AG	7/24/24	1,617	—
USD	1,190,762	GBP	950,000	Barclays Bank PLC	7/24/24	—	(10,288)
						$1,617	$(160,638)

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	538	Long	9/30/24	$109,869,688	$342,489
U.S. 5-Year Treasury Note	214	Long	9/30/24	22,807,719	104,735
U.S. Long Treasury Bond	29	Long	9/19/24	3,431,063	70,520
U.S. 10-Year Treasury Note	(19)	Short	9/19/24	(2,089,703)	9,627
U.S. Ultra 10-Year Treasury Note	(278)	Short	9/19/24	(31,561,688)	(211,537)
U.S. Ultra-Long Treasury Bond	(26)	Short	9/19/24	(3,258,938)	(81,679)
					$234,155
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000

Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $426,128,907) - including $2,098,420 of securities on loan	$416,594,564
Investments in securities of affiliated issuers, at value (identified cost $65,379,288)	65,319,794
Receivable for variation margin on open futures contracts	119,904
Receivable for open forward foreign currency exchange contracts	1,617
Cash denominated in foreign currency, at value (cost $382,776)	347,859
Deposits for forward commitment securities	360,000
Deposits for derivatives collateral:
Futures contracts	819,000
Forward foreign currency exchange contracts	100,000
Receivable for investments sold	5,298,232
Receivable for capital shares sold	792,563
Dividends and interest receivable	2,972,215
Dividends receivable - affiliated	296,903
Securities lending income receivable	488
Tax reclaims receivable	6,532
Receivable from affiliates	25,336
Trustees' deferred compensation plan	123,981
Total assets	$493,178,988
Liabilities
Cash collateral due to broker	$360,000
Payable for open forward foreign currency exchange contracts	160,638
Due to custodian	780,428
Payable for investments purchased	4,830,505
Payable for when-issued/forward commitment securities	83,017,573
Payable for capital shares redeemed	825,147
Distributions payable	44,902
Deposits for securities loaned	2,159,910
Payable to affiliates:
Investment advisory fee	108,299
Administrative fee	39,015
Distribution and service fees	10,554
Sub-transfer agency fee	3,945
Trustees' deferred compensation plan	123,981
Accrued expenses	106,815
Total liabilities	$92,571,712
Net Assets	$400,607,276
Sources of Net Assets
Paid-in capital	$417,300,715
Accumulated loss	(16,693,439)
Net Assets	$400,607,276
Class A Shares
Net Assets	$44,508,780
Shares Outstanding	3,082,607
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.44
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$14.93

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2024
Class C Shares
Net Assets	$1,812,654
Shares Outstanding	125,455
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.45
Class I Shares
Net Assets	$314,331,895
Shares Outstanding	21,830,144
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.40
Class R6 Shares
Net Assets	$39,953,947
Shares Outstanding	2,773,868
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.40

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$70,965
Dividend income - affiliated issuers	1,168,207
Interest income	10,231,691
Interest income - affiliated issuers	126,403
Securities lending income, net	25,217
Other income	2,406
Total investment income	$11,624,889
Expenses
Investment advisory fee	$647,928
Administrative fee	222,147
Distribution and service fees:
Class A	53,523
Class C	8,352
Trustees' fees and expenses	10,394
Custodian fees	7,586
Transfer agency fees and expenses	157,290
Accounting fees	43,094
Professional fees	30,014
Registration fees	41,312
Reports to shareholders	22,798
Miscellaneous	23,017
Total expenses	$1,267,455
Waiver and/or reimbursement of expenses by affiliates	$(48,144)
Net expenses	$1,219,311
Net investment income	$10,405,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(247,811)
Investment securities - affiliated issuers	44,303
Futures contracts	(438,370)
Foreign currency transactions	9,708
Forward foreign currency exchange contracts	(155,409)
Net realized loss	$(787,579)
Change in unrealized appreciation (depreciation):
Investment securities	$(750,162)
Investment securities - affiliated issuers	30,389
Futures contracts	1,090,163
Foreign currency	(40,250)
Forward foreign currency exchange contracts	(93,744)
Net change in unrealized appreciation (depreciation)	$236,396
Net realized and unrealized loss	$(551,183)
Net increase in net assets from operations	$9,854,395

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$10,405,578	$17,007,773
Net realized loss	(787,579)	(2,057,819)
Net change in unrealized appreciation (depreciation)	236,396	12,158,858
Net increase in net assets from operations	$9,854,395	$27,108,812
Distributions to shareholders:
Class A	$(1,154,158)	$(1,689,743)
Class C	(38,736)	(64,015)
Class I	(8,230,911)	(13,466,350)
Class R6	(971,660)	(1,951,486)
Total distributions to shareholders	$(10,395,465)	$(17,171,594)
Capital share transactions:
Class A	$7,741,735	$5,221,113
Class C	197,119	241,288
Class I	41,258,917	35,789,147
Class R6	8,007,464	(7,126,709)
Net increase in net assets from capital share transactions	$57,205,235	$34,124,839
Net increase in net assets	$56,664,165	$44,062,057
Net Assets
At beginning of period	$343,943,111	$299,881,054
At end of period	$400,607,276	$343,943,111

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$14.46	$14.04	$15.35	$15.31	$15.15	$14.64
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.72	$0.46	$0.34	$0.40	$0.46
Net realized and unrealized gain (loss)	(0.02)	0.43	(1.05)	0.21	0.16	0.52
Total income (loss) from operations	$0.37	$1.15	$(0.59)	$0.55	$0.56	$0.98
Less Distributions
From net investment income	$(0.39)	$(0.73)	$(0.47)	$(0.34)	$(0.39)	$(0.47)
From net realized gain	—	—	(0.25)	(0.17)	—	—
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	$(0.39)	$(0.73)	$(0.72)	$(0.51)	$(0.40)	$(0.47)
Net asset value — End of period	$14.44	$14.46	$14.04	$15.35	$15.31	$15.15
Total Return(2)	2.57%(3)	8.42%	(3.88)%	3.62%	3.86%	6.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,509	$36,834	$30,574	$30,844	$23,704	$26,711
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.91%(5)	0.92%	0.92%	0.92%	0.93%	0.96%
Net expenses	0.88%(5)(6)	0.91%(6)	0.91%(6)	0.90%	0.92%	0.94%
Net investment income	5.39%(5)	5.11%	3.17%	2.18%	2.70%	3.05%
Portfolio Turnover	174%(3)(7)	181%(7)	93%(7)	96%(7)	104%(7)	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$14.47	$14.05	$15.35	$15.32	$15.16	$14.65
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.62	$0.36	$0.22	$0.29	$0.35
Net realized and unrealized gain (loss)	(0.02)	0.42	(1.05)	0.21	0.16	0.52
Total income (loss) from operations	$0.31	$1.04	$(0.69)	$0.43	$0.45	$0.87
Less Distributions
From net investment income	$(0.33)	$(0.62)	$(0.36)	$(0.23)	$(0.28)	$(0.36)
From net realized gain	—	—	(0.25)	(0.17)	—	—
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	$(0.33)	$(0.62)	$(0.61)	$(0.40)	$(0.29)	$(0.36)
Net asset value — End of period	$14.45	$14.47	$14.05	$15.35	$15.32	$15.16
Total Return(2)	2.19%(3)	7.61%	(4.53)%	2.77%	3.08%	6.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,813	$1,618	$1,333	$1,249	$1,223	$1,031
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.66%(5)	1.67%	1.67%	1.67%	1.68%	1.71%
Net expenses	1.63%(5)(6)	1.66%(6)	1.66%(6)	1.65%	1.67%	1.70%
Net investment income	4.64%(5)	4.37%	2.46%	1.42%	1.95%	2.30%
Portfolio Turnover	174%(3)(7)	181%(7)	93%(7)	96%(7)	104%(7)	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$14.42	$14.00	$15.30	$15.27	$15.11	$14.60
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.76	$0.50	$0.38	$0.43	$0.50
Net realized and unrealized gain (loss)	(0.02)	0.42	(1.05)	0.20	0.17	0.52
Total income (loss) from operations	$0.38	$1.18	$(0.55)	$0.58	$0.60	$1.02
Less Distributions
From net investment income	$(0.40)	$(0.76)	$(0.50)	$(0.38)	$(0.43)	$(0.51)
From net realized gain	—	—	(0.25)	(0.17)	—	—
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	$(0.40)	$(0.76)	$(0.75)	$(0.55)	$(0.44)	$(0.51)
Net asset value — End of period	$14.40	$14.42	$14.00	$15.30	$15.27	$15.11
Total Return(2)	2.70%(3)	8.70%	(3.60)%	3.81%	4.12%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$314,332	$273,495	$229,808	$200,170	$149,364	$132,062
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66%(5)	0.67%	0.67%	0.67%	0.68%	0.71%
Net expenses	0.63%(5)(6)	0.66%(6)	0.66%(6)	0.65%	0.67%	0.67%
Net investment income	5.64%(5)	5.35%	3.43%	2.42%	2.95%	3.32%
Portfolio Turnover	174%(3)(7)	181%(7)	93%(7)	96%(7)	104%(7)	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$14.43	$14.01	$15.31	$15.27	$15.11	$15.00
Income (Loss) From Operations
Net investment income	$0.41(2)	$0.77(2)	$0.51(2)	$0.39(2)	$0.44(2)	$0.33
Net realized and unrealized gain (loss)	(0.03)	0.43	(1.04)	0.21	0.17	0.11
Total income (loss) from operations	$0.38	$1.20	$(0.53)	$0.60	$0.61	$0.44
Less Distributions
From net investment income	$(0.41)	$(0.78)	$(0.52)	$(0.39)	$(0.44)	$(0.33)
From net realized gain	—	—	(0.25)	(0.17)	—	—
From return of capital	—	—	—	—	(0.01)	—
Total distributions	$(0.41)	$(0.78)	$(0.77)	$(0.56)	$(0.45)	$(0.33)
Net asset value — End of period	$14.40	$14.43	$14.01	$15.31	$15.27	$15.11
Total Return(3)	2.67%(4)	8.80%	(3.49)%	3.96%	4.20%	2.97%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,954	$31,997	$38,166	$47,590	$30,102	$41,304
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.57%(6)	0.57%	0.57%	0.59%	0.60%	0.61%(6)
Net expenses	0.55%(6)(7)	0.57%(7)	0.56%(7)	0.57%	0.59%	0.61%(6)
Net investment income	5.74%(6)	5.43%	3.48%	2.49%	3.05%	3.27%(6)
Portfolio Turnover	174%(4)(8)	181%(8)	93%(8)	96%(8)	104%(8)	87%(9)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended December 31, 2019.

See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$49,798,538	$ —	$49,798,538
Collateralized Mortgage Obligations	—	33,521,913	—	33,521,913
Commercial Mortgage-Backed Securities	—	25,725,896	—	25,725,896
Corporate Bonds	—	134,868,367	—	134,868,367
High Social Impact Investments	—	490,245	—	490,245
Mutual Funds	11,095,646	—	—	11,095,646
Preferred Stocks	1,144,841	—	—	1,144,841
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	7,645,668	—	7,645,668
U.S. Government Agency Mortgage-Backed Securities	—	75,294,282	—	75,294,282
U.S. Treasury Obligations	—	36,449,771	—	36,449,771
Short-Term Investments:
Affiliated Fund	53,733,903	—	—	53,733,903
Securities Lending Collateral	2,159,910	—	—	2,159,910
U.S. Treasury Obligations	—	49,985,378	—	49,985,378
Total Investments	$68,134,300	$413,780,058	$ —	$481,914,358
Forward Foreign Currency Exchange Contracts	$ —	$1,617	$ —	$1,617
Futures Contracts	527,371	—	—	527,371
Total	$68,661,671	$413,781,675	$ —	$482,443,346
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(160,638)	$ —	$(160,638)
Futures Contracts	(293,216)	—	—	(293,216)
Total	$(293,216)	$(160,638)	$ —	$(453,854)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At June 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $647,928.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $22,808 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $25,336.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $222,147.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2024 amounted to $53,523 and $8,352 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,374 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders for the same period.

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $4,032 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $175,076,609 and $150,620,665, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $473,423,432 and $459,183,528, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $7,014,833 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $2,203,948 are short-term and $4,810,885 are long-term.
Additionally, at December 31, 2023, the Fund had a late year ordinary loss of $62,411 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$491,629,979
Gross unrealized appreciation	$4,678,547
Gross unrealized depreciation	(14,319,034)
Net unrealized depreciation	$(9,640,487)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2024 is included in the Schedule of Investments. At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the six months ended June 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $160,638. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $100,000 at June 30, 2024.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$1,617	$(160,638)
Interest rate	Futures contracts	Accumulated loss	527,371(1)	(293,216)(1)
Total			$528,988	$(453,854)
Derivatives not subject to master netting agreements			$527,371	$(293,216)
Total Derivatives subject to master netting agreements			$1,617	$(160,638)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of June 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
UBS AG	$1,617	$ —	$ —	$ —	$1,617

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(146,385)	$ —	$ —	$100,000	$(46,385)
Barclays Bank PLC	(10,288)	—	—	—	(10,288)
BNP Paribas	(3,965)	—	—	—	(3,965)
	$(160,638)	$ —	$ —	$100,000	$(60,638)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$(155,409)	$ —	$(155,409)
Futures contracts	—	(438,370)	(438,370)
Total	$(155,409)	$(438,370)	$(593,779)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$(93,744)	$ —	$(93,744)
Futures contracts	—	1,090,163	1,090,163
Total	$(93,744)	$1,090,163	$996,419
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts
$75,426,000	$33,178,000	$5,852,000
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan, including accrued interest, was $2,118,551 and the total value of collateral received was $2,159,910, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$2,159,910	$ —	$ —	$ —	$2,159,910
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At June 30, 2024, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $65,319,794, which represents 16.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR+2.692%), 5/15/36	$2,543,948	$ 111,945	$ (2,736,000)	$44,303	$ 35,214	$ —	$ 81,586	$ —
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR+3.642%), 5/15/36	922,057	—	(960,000)	—	37,943	—	32,317	—
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	498,860	—	—	—	(8,615)	490,245	12,500	500,000

Calvert
Flexible Bond Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	$ 699,799	$ 10,430,000	$ —	$ —	$(34,153)	$11,095,646	$ 335,908	1,238,353
Short-Term Investments
Liquidity Fund	5,180,055	151,611,894	(103,058,046)	—	—	53,733,903	832,299	53,733,903
Total				$44,303	$ 30,389	$65,319,794	$1,294,610

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	856,803	$12,364,632	815,675	$11,539,613
Reinvestment of distributions	75,953	1,095,834	113,493	1,607,709
Shares redeemed	(396,677)	(5,718,731)	(560,062)	(7,926,209)
Net increase	536,079	$7,741,735	369,106	$5,221,113
Class C
Shares sold	26,228	$378,418	33,234	$472,048
Reinvestment of distributions	2,571	37,112	4,160	58,946
Shares redeemed	(15,105)	(218,411)	(20,507)	(289,706)
Net increase	13,694	$197,119	16,887	$241,288
Class I
Shares sold	5,507,821	$79,238,776	9,293,903	$131,118,322
Reinvestment of distributions	557,538	8,022,062	923,357	13,041,608
Shares redeemed	(3,196,321)	(46,001,921)	(7,668,707)	(108,370,783)
Net increase	2,869,038	$41,258,917	2,548,553	$35,789,147
Class R6
Shares sold	583,922	$8,402,691	179,703	$2,534,591
Reinvestment of distributions	67,478	971,192	137,984	1,950,799
Shares redeemed	(95,057)	(1,366,419)	(824,846)	(11,612,099)
Net increase (decrease)	556,343	$8,007,464	(507,159)	$(7,126,709)

Calvert
Flexible Bond Fund
June 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Flexible Bond Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Flexible Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023.  This performance data indicated that the Fund had outperformed the median of its peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2023.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Calvert
Flexible Bond Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CUBAX-NCSR 6.30.24

Calvert
Responsible Municipal Income Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Calvert
Responsible Municipal Income Fund

Calvert
Responsible Municipal Income Fund
June 30, 2024
Schedule of Investments (Unaudited)

Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund, 3.474%, 12/15/29	$3,493	$ 3,159,625
		$ 3,159,625
Financial — 1.0%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,138,095
		$ 4,138,095
Other Revenue — 0.6%
Nature Conservancy:
Series A, 0.794%, 7/1/25	$1,450	$ 1,382,598
Series A, 0.944%, 7/1/26	1,285	1,171,547
		$2,554,145
Total Corporate Bonds (identified cost $11,158,917)		$9,851,865

Tax-Exempt Mortgage-Backed Securities — 2.6%

Security	Principal Amount (000's omitted)	Value
Housing — 2.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$4,008	$ 3,833,959
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,923	2,907,443
Series 2022-2, Class A, 4.00%, 10/20/36	2,933	2,826,718
Series 2024-2, Class A, 3.625%, 8/20/39	1,499	1,395,646
Total Tax-Exempt Mortgage-Backed Securities (identified cost $10,996,643)		$ 10,963,766

Tax-Exempt Municipal Obligations — 89.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,140	$ 1,197,171
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	1,000	1,124,410
Indianapolis Local Public Improvement Bond Bank, IN, Green Bonds, 5.00%, 1/1/52	2,000	2,129,560
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,297,440
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	3,000	3,306,150
		$ 9,054,731
Security	Principal Amount (000's omitted)	Value
Education — 7.1%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,045,380
Green Bonds, 5.00%, 7/1/43	2,100	2,217,222
Green Bonds, 5.50%, 7/1/48	3,200	3,598,752
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/25	110	109,249
4.00%, 6/15/26	110	107,687
4.00%, 6/15/27	80	78,484
4.00%, 6/15/30	100	96,533
4.00%, 6/15/31	100	96,044
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,015,710
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(1)	250	246,845
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	471,195
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,199,758
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	635,340
Green Bonds, 5.00%, 10/1/29	635	681,488
Green Bonds, 5.00%, 10/1/30	445	483,728
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,313,320
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,530	1,532,922
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,200
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	905,630
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	815	815,302
University of California, 5.00%, 5/15/38	5,000	5,813,750
University of South Carolina, 5.00%, 5/1/46	2,485	2,667,324
		$30,151,863
Electric Utilities — 4.9%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$2,028,840
4.00%, 9/1/40	2,000	2,017,960
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	1,525	1,701,900
Long Island Power Authority, NY, Green Bonds, 5.00%, 9/1/38	1,040	1,179,703
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,364,621
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,144,040
Sacramento Municipal Utility District, CA, 5.00%, 11/15/36	3,600	4,229,604
Tacoma, WA, Electric System Revenue, Green Bonds, 5.00%, 1/1/49	3,000	3,240,510

1
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	$1,120	$ 1,071,549
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	685,196
		$ 20,663,923
Escrowed/Prerefunded — 0.0%(2)
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(1)	$15	$ 15,430
		$ 15,430
General Obligations — 19.8%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$ 3,412,050
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,984,260
California:
4.00%, 9/1/32	1,000	1,008,340
4.00%, 9/1/37	3,175	3,339,465
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,249,287
Chicago Board of Education, IL:
5.00%, 12/1/32	2,000	2,067,980
5.00%, 12/1/34	2,160	2,210,198
5.00%, 12/1/36	1,000	1,020,740
5.25%, 12/1/36	4,000	4,306,560
Clovis Unified School District, CA, (Election of 2020):
5.00%, 8/1/36	1,950	2,241,330
5.00%, 8/1/42	1,750	1,953,822
Connecticut:
Social Bonds, 4.00%, 1/15/44	3,000	2,950,440
Social Bonds, 5.00%, 11/15/36	5,000	5,654,250
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	647,634
Social Bonds, 5.25%, 5/1/32	600	652,776
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,009,750
Hawaii, 4.00%, 10/1/34	2,000	2,007,380
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,561,555
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,331,720
5.25%, 8/1/40	1,200	1,383,552
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,192,666
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 7/1/36	2,035	2,376,921
Sustainability Bonds, 5.25%, 7/1/47	5,000	5,606,550
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,033,000
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,704,569
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,018,750
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	1,004,214
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,282,625
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	$5,000	$ 5,103,550
San Diego Unified School District, CA, (Election of 2008), Green Bonds, 5.00%, 7/1/48	5,990	6,625,599
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/40	3,295	3,826,451
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,533,435
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,028,590
		$ 84,330,009
Hospital — 11.2%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$2,235	$ 2,160,083
California Health Facilities Financing Authority, (Adventist Health System/West), 5.25%, 12/1/43	1,000	1,101,960
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	4,460	4,487,340
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,233,490
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	5,000	5,145,900
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,339,650
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,136,086
4.00%, 4/1/36	2,520	2,369,027
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,375,262
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	3,000,840
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	517,890
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	1,931,620
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	600	657,492
Green Bonds, 5.25%, 2/28/41	1,100	1,195,667
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,000	2,024,220
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	2,000	1,900,120
4.00%, 11/15/49	1,250	1,177,387
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	3,000	3,011,520
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,164,200
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	4,000	3,933,520
		$47,863,274

2
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 16.4%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$ 1,284,727
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainable Bonds, 4.20%, 8/1/40	4,000	4,037,440
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,034,738
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,031,060
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	3,000	2,920,350
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,806,524
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,852,350
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,027,905
4.00%, 5/15/34	1,145	1,150,278
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	848,440
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,019,000
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	1,019,440
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	2,000	2,006,840
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,587,060
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,560,148
4.35%, 7/1/50	1,000	961,390
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,099,240
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	718,605
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,496,092
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,022,980
Sustainability Bonds, 2.80%, 12/1/26	1,000	972,240
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,617,719
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	525	526,040
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,233,427
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,693,755
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	850,131
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	2,965,620
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	963,417
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,699,672
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency: (continued)
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	$2,000	$ 1,916,000
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	929,907
Social Bonds, 0.95%, 10/1/28	1,125	964,384
Social Bonds, 4.30%, 10/1/42	3,000	2,951,700
Social Bonds, 4.40%, 10/1/38	1,500	1,519,635
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	680,042
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,005,960
5.00%, 6/1/27	500	511,330
Utah Housing Corp., 4.00%, 1/1/36	755	755,249
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,003,320
Washington Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/44	1,000	1,089,880
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,246,000
		$69,580,035
Industrial Development Revenue — 3.1%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$1,053,170
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	2,000	2,004,940
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	838,822
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	1,720	1,719,966
Iowa Finance Authority, IA, (LOC: Citibank, N.A.), (AMT), 3.875% to 4/1/26 (Put Date), 1/1/42	3,500	3,491,425
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	995,070
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,880,800
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(1)	1,250	1,294,712
		$13,278,905
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AGM), Green Bonds, 5.25%, 11/15/41	$1,500	$1,730,955
(AGM), Green Bonds, 5.25%, 11/15/42	1,000	1,147,320
		$2,878,275
Insured - General Obligations — 0.2%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$964,140
		$964,140

3
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste — 0.4%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$ 1,484,265
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	15,972
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,103
		$ 1,516,340
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,007,100
		$ 1,007,100
Insured - Water and Sewer — 1.5%
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.00%, 1/1/39	$1,000	$1,099,270
Chicago, IL, Water Revenue, (AGM), 5.00%, 11/1/38	1,000	1,100,950
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	2,000	1,932,880
Passaic Valley Water Commission, NJ, (AGM), 4.00%, 12/1/48	2,250	2,224,755
		$6,357,855
Lease Revenue/Certificates of Participation — 3.6%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$1,145,510
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	4,000	4,365,040
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,159,400
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	600	601,050
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/25	1,100	1,122,451
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,339,104
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,539,450
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,846,290
		$15,118,295
Other Revenue — 4.5%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,500	$1,581,930
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,774,473
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,970	5,437,379
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,401,792
Green Bonds, 5.00%, 9/1/36	1,445	1,544,719
Hudson Yards Infrastructure Corp., NY:
Green Bonds, 4.00%, 2/15/38	2,360	2,419,071
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Hudson Yards Infrastructure Corp., NY: (continued)
Green Bonds, 4.00%, 2/15/41	$3,000	$ 3,012,720
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,005,900
4.45%, 11/1/36	1,000	1,018,560
		$ 19,196,544
Senior Living/Life Care — 0.3%
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	$1,500	$ 1,384,125
		$1,384,125
Special Tax Revenue — 3.7%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,063,830
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,022,520
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	2,999,190
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,398,850
Triborough Bridge and Tunnel Authority, NY:
Green Bonds, 5.00%, 11/15/32	1,500	1,701,165
Green Bonds, 5.25%, 11/15/40	3,000	3,452,310
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	1,000	1,013,190
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	1,000	987,180
		$15,638,235
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$3,135,750
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	1,000	1,045,700
		$4,181,450
Transportation — 4.2%
Atlanta, GA, (Airport Passenger Facility Charge):
Green Bonds, 5.00%, 7/1/44	$1,460	$1,606,511
Green Bonds, (AMT), 5.25%, 7/1/41	1,500	1,652,520
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,941,773
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,586,112
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	4,000	4,384,680
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,083,140
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,952,860

4
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Portland, OR, (Portland International Airport), Green Bonds, (AMT), 5.25%, 7/1/39	$1,500	$ 1,671,780
		$ 17,879,376
Water and Sewer — 4.6%
Clairton Municipal Authority, PA, 4.00%, 12/1/38	$1,750	$ 1,736,192
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,108,940
Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/44	3,000	3,133,110
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,500	1,666,875
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/34	400	429,740
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	785,890
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,085,200
Santa Clara Valley Water District, CA:
5.00%, 8/1/42	1,000	1,120,490
5.00%, 8/1/47	2,100	2,314,620
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,443,825
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,845,625
		$19,670,507
Total Tax-Exempt Municipal Obligations (identified cost $378,507,059)		$380,730,412

Taxable Municipal Obligations — 4.2%

Security	Principal Amount (000's omitted)	Value
Education — 0.9%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 581,148
1.99%, 4/1/26	550	514,762
2.19%, 4/1/27	600	547,176
2.38%, 4/1/28	1,190	1,061,896
2.50%, 4/1/29	1,000	872,010
		$ 3,576,992
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$712,153
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,089,898
		$1,802,051
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$ 700,283
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	349,164
1.802%, 8/1/31	400	328,920
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,002,040
Tustin Unified School District, CA, 1.554%, 8/1/29	535	461,443
		$ 4,841,850
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$533,230
		$533,230
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$426,915
		$426,915
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$143,475
(AGM), 2.005%, 7/1/27	185	166,759
(AGM), 2.429%, 7/1/29	275	238,453
(AGM), 2.679%, 7/1/31	350	291,357
		$840,044
Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$502,710
Green Bonds, 5.298%, 3/1/32	500	505,340
Green Bonds, 5.398%, 3/1/33	500	508,770
		$1,516,820
Special Tax Revenue — 0.8%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.211%, 6/1/25	$1,500	$1,458,135
Social Bonds, 2.361%, 6/1/26	2,000	1,901,560
		$3,359,695
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$655,552
		$655,552
Total Taxable Municipal Obligations (identified cost $18,690,091)		$17,553,149

5
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	2,216,858	$ 2,216,858
Total Short-Term Investments (identified cost $2,216,858)		$ 2,216,858
Total Investments — 99.1% (identified cost $421,569,568)		$421,316,050
Other Assets, Less Liabilities — 0.9%		$ 3,966,892
Net Assets — 100.0%		$425,282,942

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $8,246,301 or 1.9% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

At June 30, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California23.7%
Others, representing less than 10% individually72.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 3.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.0% of total investments.

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency
6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $419,352,710)	$419,099,192
Investments in securities of affiliated issuers, at value (identified cost $2,216,858)	2,216,858
Cash	714
Receivable for investments sold	95,000
Receivable for capital shares sold	453,340
Interest receivable	4,454,612
Dividends receivable - affiliated	14,607
Trustees' deferred compensation plan	121,262
Total assets	$426,455,585
Liabilities
Payable for capital shares redeemed	$464,538
Distributions payable	245,576
Payable to affiliates:
Investment advisory fee	121,208
Administrative fee	41,699
Distribution and service fees	21,214
Sub-transfer agency fee	8,753
Trustees' deferred compensation plan	121,262
Other	10,703
Accrued expenses	137,690
Total liabilities	$1,172,643
Net Assets	$425,282,942
Sources of Net Assets
Paid-in capital	$482,509,854
Accumulated loss	(57,226,912)
Net Assets	$425,282,942
Class A Shares
Net Assets	$100,315,508
Shares Outstanding	6,575,595
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.26
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.77
Class C Shares
Net Assets	$771,857
Shares Outstanding	50,594
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.26
7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2024
Class I Shares
Net Assets	$324,195,577
Shares Outstanding	21,197,010
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.29

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income - affiliated issuers	$56,760
Interest income	7,964,741
Total investment income	$8,021,501
Expenses
Investment advisory fee	$755,423
Administrative fee	259,002
Distribution and service fees:
Class A	127,627
Class C	4,924
Trustees' fees and expenses	11,546
Custodian fees	2,290
Transfer agency fees and expenses	128,778
Accounting fees	50,020
Professional fees	20,784
Registration fees	30,836
Reports to shareholders	12,798
Miscellaneous	46,418
Total expenses	$1,450,446
Waiver and/or reimbursement of expenses by affiliates	$(239,754)
Net expenses	$1,210,692
Net investment income	$6,810,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$385,196
Futures contracts	(40,979)
Net realized gain	$344,217
Change in unrealized appreciation (depreciation):
Investment securities	$(6,624,231)
Futures contracts	386,452
Net change in unrealized appreciation (depreciation)	$(6,237,779)
Net realized and unrealized loss	$(5,893,562)
Net increase in net assets from operations	$917,247
9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,810,809	$12,915,806
Net realized gain (loss)	344,217	(4,978,955)
Net change in unrealized appreciation (depreciation)	(6,237,779)	15,080,940
Net increase in net assets from operations	$917,247	$23,017,791
Distributions to shareholders:
Class A	$(1,519,308)	$(2,923,960)
Class C	(10,907)	(24,917)
Class I	(5,294,596)	(9,966,890)
Total distributions to shareholders	$(6,824,811)	$(12,915,767)
Capital share transactions:
Class A	$(3,412,207)	$(7,481,910)
Class C	(392,408)	(312,408)
Class I	(8,428,557)	14,919,922
Net increase (decrease) in net assets from capital share transactions	$(12,233,172)	$7,125,604
Net increase (decrease) in net assets	$(18,140,736)	$17,227,628
Net Assets
At beginning of period	$443,423,678	$426,196,050
At end of period	$425,282,942	$443,423,678
10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$15.46	$15.06	$16.69	$16.83	$16.36	$15.61
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.41	$0.26	$0.17	$0.24	$0.35
Net realized and unrealized gain (loss)	(0.20)	0.40	(1.63)	(0.14)	0.47	0.75
Total income (loss) from operations	$0.03	$0.81	$(1.37)	$0.03	$0.71	$1.10
Less Distributions
From net investment income	$(0.23)	$(0.41)	$(0.26)	$(0.17)	$(0.24)	$(0.35)
Total distributions	$(0.23)	$(0.41)	$(0.26)	$(0.17)	$(0.24)	$(0.35)
Net asset value — End of period	$15.26	$15.46	$15.06	$16.69	$16.83	$16.36
Total Return(2)	0.18%(3)	5.50%	(8.20)%	0.19%	4.38%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,316	$105,114	$109,974	$128,437	$128,384	$117,964
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.86%(5)	0.89%	0.88%	0.87%	0.88%	0.96%
Net expenses	0.75%(5)(6)	0.75%(6)	0.75%(6)	0.75%	0.75%	0.77%
Net investment income	2.97%(5)	2.73%	1.69%	1.02%	1.45%	2.15%
Portfolio Turnover	16%(3)	54%	88%	18%	14%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$15.46	$15.06	$16.69	$16.83	$16.36	$15.61
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.30	$0.14	$0.04	$0.11	$0.22
Net realized and unrealized gain (loss)	(0.20)	0.40	(1.62)	(0.13)	0.48	0.76
Total income (loss) from operations	$(0.03)	$0.70	$(1.48)	$(0.09)	$0.59	$0.98
Less Distributions
From net investment income	$(0.17)	$(0.30)	$(0.15)	$(0.05)	$(0.12)	$(0.23)
Total distributions	$(0.17)	$(0.30)	$(0.15)	$(0.05)	$(0.12)	$(0.23)
Net asset value — End of period	$15.26	$15.46	$15.06	$16.69	$16.83	$16.36
Total Return(2)	(0.19)%(3)	4.71%	(8.89)%	(0.56)%	3.60%	6.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$772	$1,179	$1,462	$2,258	$2,249	$1,510
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.61%(5)	1.64%	1.63%	1.62%	1.62%	1.71%
Net expenses	1.50%(5)(6)	1.50%(6)	1.50%(6)	1.50%	1.50%	1.51%
Net investment income	2.21%(5)	1.97%	0.89%	0.27%	0.67%	1.37%
Portfolio Turnover	16%(3)	54%	88%	18%	14%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$15.50	$15.10	$16.73	$16.88	$16.40	$15.65
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.45	$0.30	$0.21	$0.26	$0.39
Net realized and unrealized gain (loss)	(0.21)	0.40	(1.63)	(0.15)	0.50	0.76
Total income (loss) from operations	$0.04	$0.85	$(1.33)	$0.06	$0.76	$1.15
Less Distributions
From net investment income	$(0.25)	$(0.45)	$(0.30)	$(0.21)	$(0.28)	$(0.40)
Total distributions	$(0.25)	$(0.45)	$(0.30)	$(0.21)	$(0.28)	$(0.40)
Net asset value — End of period	$15.29	$15.50	$15.10	$16.73	$16.88	$16.40
Total Return(2)	0.24%(3)	5.75%	(7.94)%	0.38%	4.69%	7.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$324,196	$337,131	$314,760	$304,069	$242,113	$66,218
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.61%(5)	0.64%	0.63%	0.62%	0.63%	0.71%
Net expenses	0.50%(5)(6)	0.50%(6)	0.50%(6)	0.50%	0.50%	0.49%
Net investment income	3.22%(5)	2.97%	1.97%	1.27%	1.59%	2.39%
Portfolio Turnover	16%(3)	54%	88%	18%	14%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
14

Calvert
Responsible Municipal Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,851,865	$ —	$9,851,865
Tax-Exempt Mortgage-Backed Securities	—	10,963,766	—	10,963,766
Tax-Exempt Municipal Obligations	—	380,730,412	—	380,730,412
Taxable Municipal Obligations	—	17,553,149	—	17,553,149
Short-Term Investments	2,216,858	—	—	2,216,858
Total Investments	$2,216,858	$419,099,192	$ —	$421,316,050
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
15

Calvert
Responsible Municipal Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $755,423.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $1,542 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $238,212.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $259,002.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2024 amounted to $127,627 and $4,924 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,139 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A shareholders and no contingent deferred sales charges paid by Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $8,128 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to
16

Calvert
Responsible Municipal Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $70,614,605 and $83,979,852, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $57,961,994 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $9,467,447 are short-term and $48,494,547 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$421,593,441
Gross unrealized appreciation	$7,523,502
Gross unrealized depreciation	(7,800,893)
Net unrealized depreciation	$(277,391)
5  Financial Instruments
During the six months ended June 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration. At June 30, 2024, there were no obligations outstanding under these financial instruments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (40,979)	$ 386,452
The average notional cost of futures contracts (short) outstanding during the six months ended June 30, 2024 was approximately $7,369,000.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
17

Calvert
Responsible Municipal Income Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,216,858, which represents 0.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,830,860	$63,824,212	$(63,438,214)	$ —	$ —	$2,216,858	$56,760	2,216,858
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	201,311	$3,081,806	546,377	$8,234,692
Reinvestment of distributions	90,468	1,380,051	177,635	2,674,860
Shares redeemed	(516,152)	(7,874,064)	(1,224,324)	(18,391,462)
Net decrease	(224,373)	$(3,412,207)	(500,312)	$(7,481,910)
Class C
Shares sold	843	$12,975	9,898	$149,538
Reinvestment of distributions	706	10,780	1,630	24,555
Shares redeemed	(27,193)	(416,163)	(32,319)	(486,501)
Net decrease	(25,644)	$(392,408)	(20,791)	$(312,408)
Class I
Shares sold	3,500,951	$53,705,213	10,066,669	$151,786,106
Reinvestment of distributions	253,837	3,881,448	476,559	7,192,443
Shares redeemed	(4,311,671)	(66,015,218)	(9,630,129)	(144,058,627)
Net increase (decrease)	(556,883)	$(8,428,557)	913,099	$14,919,922
18

Calvert
Responsible Municipal Income Fund
June 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
19

Calvert
Responsible Municipal Income Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Responsible Municipal Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of Fund performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
20

Calvert
Responsible Municipal Income Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
21

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CTTLX-NCSR 6.30.24

Calvert
Global Real Estate Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Calvert
Global Real Estate Fund

Calvert
Global Real Estate Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 6.7%
Charter Hall Group	5,424	$ 40,333
Goodman Group	9,196	212,151
National Storage REIT	35,119	53,834
Region Group	16,791	23,437
Stockland(1)	20,852	57,755
		$ 387,510
Belgium — 1.3%
Montea NV	545	$ 46,135
Shurgard Self Storage Ltd.	786	30,380
		$76,515
Canada — 2.6%
Boardwalk Real Estate Investment Trust	1,299	$66,923
Chartwell Retirement Residences	5,801	54,488
InterRent Real Estate Investment Trust	3,053	26,579
		$147,990
France — 1.7%
Klepierre SA	1,614	$43,090
Unibail-Rodamco-Westfield	699	55,240
		$98,330
Germany — 2.1%
LEG Immobilien SE	598	$48,854
Vonovia SE	2,580	73,423
		$122,277
Hong Kong — 0.5%
Link REIT	8,120	$31,533
		$31,533
Japan — 8.9%
Comforia Residential REIT, Inc.	13	$25,706
Invincible Investment Corp.	205	83,324
Japan Metropolitan Fund Investment Corp.	34	19,130
Mitsubishi Estate Co. Ltd.	6,300	99,183
Mitsui Fudosan Co. Ltd.	18,800	173,034
Mitsui Fudosan Logistics Park, Inc.	14	37,806
Nippon Building Fund, Inc.	11	38,586
Nomura Real Estate Master Fund, Inc.	39	34,644
		$511,413
Netherlands — 1.0%
CTP NV	3,232	$55,153
		$55,153
Singapore — 0.9%
CapitaLand Integrated Commercial Trust	34,600	$50,376
		$50,376
Security	Shares	Value
Spain — 0.5%
Merlin Properties Socimi SA	2,674	$ 29,805
		$ 29,805
Sweden — 1.4%
Castellum AB(2)	3,424	$ 41,786
Pandox AB	2,364	42,152
		$ 83,938
Switzerland — 0.5%
Swiss Prime Site AG	310	$ 29,355
		$29,355
United Kingdom — 3.1%
British Land Co. PLC	7,400	$38,464
Derwent London PLC	1,428	40,802
Segro PLC	6,198	70,125
UNITE Group PLC	2,402	27,097
		$176,488
United States — 67.8%
Alexandria Real Estate Equities, Inc.	776	$90,769
American Tower Corp.	1,684	327,336
Americold Realty Trust, Inc.	2,040	52,102
AvalonBay Communities, Inc.	1,247	257,992
Boston Properties, Inc.	967	59,529
CareTrust REIT, Inc.	3,123	78,387
Crown Castle, Inc.	766	74,838
Digital Realty Trust, Inc.	1,242	188,846
EastGroup Properties, Inc.	388	65,999
Equinix, Inc.	329	248,921
Equity LifeStyle Properties, Inc.	1,167	76,007
Essential Properties Realty Trust, Inc.	2,152	59,632
Essex Property Trust, Inc.	593	161,415
Extra Space Storage, Inc.	879	136,605
Federal Realty Investment Trust	850	85,824
Hilton Worldwide Holdings, Inc.	212	46,258
Host Hotels & Resorts, Inc.	3,422	61,528
Iron Mountain, Inc.	1,798	161,137
Kilroy Realty Corp.	1,365	42,547
Kite Realty Group Trust	2,397	53,645
Lamar Advertising Co., Class A	587	70,164
Mid-America Apartment Communities, Inc.	635	90,557
PACS Group, Inc.(2)	2,633	77,673
Prologis, Inc.	1,969	221,138
Public Storage	578	166,262
Realty Income Corp.	1,782	94,125
Rexford Industrial Realty, Inc.	1,952	87,040
Simon Property Group, Inc.	1,269	192,634
Sun Communities, Inc.	623	74,972
Tanger, Inc.	1,400	37,954
Urban Edge Properties	1,638	30,254

1
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Welltower, Inc.	3,424	$ 356,952
Weyerhaeuser Co.	3,023	85,823
		$3,914,865
Total Common Stocks (identified cost $5,551,823)		$5,715,548

Short-Term Investments — 1.2%

Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	41,774	$ 41,774
Total Affiliated Fund (identified cost $41,774)		$ 41,774
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(4)	27,473	$ 27,473
Total Securities Lending Collateral (identified cost $27,473)		$ 27,473
Total Short-Term Investments (identified cost $69,247)		$ 69,247

Total Investments — 100.2% (identified cost $5,621,070)	$5,784,795
Other Assets, Less Liabilities — (0.2)%	$ (11,194)
Net Assets — 100.0%	$5,773,601

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $25,795.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Residential	16.1%
Diversified	14.1
Retail	11.7
Health Care	11.4
Industrial	11.0
Data Centers	7.6
Telecommunications REITs	7.0
Self Storage	6.7
Lodging/Resorts	4.0
Specialty	4.0
Office	3.2
Timberland REITs	1.5
Industrial/Office Mixed	0.7
Total	99.0%

Abbreviations:
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $5,579,296) - including $25,795 of securities on loan	$5,743,021
Investments in securities of affiliated issuers, at value (identified cost $41,774)	41,774
Cash denominated in foreign currency, at value (cost $17,784)	17,752
Dividends receivable	24,888
Dividends receivable - affiliated	272
Securities lending income receivable	4
Tax reclaims receivable	1,224
Receivable from affiliates	9,179
Trustees' deferred compensation plan	46
Total assets	$5,838,160
Liabilities
Deposits for securities loaned	$27,473
Payable to affiliates:
Investment advisory fee	3,092
Administrative fee	567
Distribution and service fees	50
Sub-transfer agency fee	90
Trustees' deferred compensation plan	46
Payable for professional fees	16,293
Payable for registration fees	13,851
Accrued expenses	3,097
Total liabilities	$64,559
Net Assets	$5,773,601
Sources of Net Assets
Paid-in capital	$6,581,888
Accumulated loss	(808,287)
Net Assets	$5,773,601
Class A Shares
Net Assets	$71,103
Shares Outstanding	8,601
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.27
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$8.73
Class C Shares
Net Assets	$43,015
Shares Outstanding	5,200
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.27
Class I Shares
Net Assets	$5,615,521
Shares Outstanding	678,886
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.27
3
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2024
Class R6 Shares
Net Assets	$43,962
Shares Outstanding	5,316
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $4,389)	$99,886
Dividend income - affiliated issuers	1,554
Securities lending income, net	5
Total investment income	$101,445
Expenses
Investment advisory fee	$18,643
Administrative fee	3,171
Distribution and service fees:
Class A	86
Class C	211
Trustees' fees and expenses	149
Custodian fees	4,304
Transfer agency fees and expenses	472
Accounting fees	472
Professional fees	15,226
Registration fees	29,036
Reports to shareholders	1,380
Miscellaneous	5,362
Total expenses	$78,512
Waiver and/or reimbursement of expenses by affiliates	$(55,353)
Net expenses	$23,159
Net investment income	$78,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(135,511)
Foreign currency transactions	(27)
Net realized loss	$(135,538)
Change in unrealized appreciation (depreciation):
Investment securities	$8,818
Foreign currency	(144)
Net change in unrealized appreciation (depreciation)	$8,674
Net realized and unrealized loss	$(126,864)
Net decrease in net assets from operations	$(48,578)
5
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$78,286	$110,072
Net realized loss	(135,538)	(420,546)
Net change in unrealized appreciation (depreciation)	8,674	801,966
Net increase (decrease) in net assets from operations	$(48,578)	$491,492
Distributions to shareholders:
Class A	$(895)	$(1,471)
Class C	(381)	(616)
Class I	(74,644)	(109,105)
Class R6	(609)	(1,032)
Total distributions to shareholders	$(76,529)	$(112,224)
Capital share transactions:
Class A	$945	$7,461
Class C	381	616
Class I	872,151	606,541
Class R6	(2,121)	3,462
Net increase in net assets from capital share transactions	$871,356	$618,080
Net increase in net assets	$746,249	$997,348
Net Assets
At beginning of period	$5,027,352	$4,030,004
At end of period	$5,773,601	$5,027,352
6
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$8.49	$7.85	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.11	$0.18	$0.13
Net realized and unrealized gain (loss)	(0.22)	0.64	(2.12)
Total income (loss) from operations	$(0.11)	$0.82	$(1.99)
Less Distributions
From net investment income	$(0.11)	$(0.18)	$(0.16)
Total distributions	$(0.11)	$(0.18)	$(0.16)
Net asset value — End of period	$8.27	$8.49	$7.85
Total Return(3)	(1.33)%(4)	10.70%	(19.92)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71	$72	$59
Ratios (as a percentage of average daily net assets):(5)
Total expenses	3.20%(6)	5.43%	5.08%(6)
Net expenses	1.10%(6)(7)	1.19%(7)	1.20%(6)(7)
Net investment income	2.65%(6)	2.28%	2.25%(6)
Portfolio Turnover	23%(4)	65%	41%(4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024, the year ended December 31, 2023 and the period ended December 31, 2022).
7
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$8.50	$7.85	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.08	$0.12	$0.08
Net realized and unrealized gain (loss)	(0.24)	0.65	(2.12)
Total income (loss) from operations	$(0.16)	$0.77	$(2.04)
Less Distributions
From net investment income	$(0.07)	$(0.12)	$(0.11)
Total distributions	$(0.07)	$(0.12)	$(0.11)
Net asset value — End of period	$8.27	$8.50	$7.85
Total Return(3)	(1.71)%(4)	9.88%	(20.36)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43	$44	$40
Ratios (as a percentage of average daily net assets):(5)
Total expenses	3.96%(6)	6.18%	5.83%(6)
Net expenses	1.85%(6)(7)	1.94%(7)	1.95%(6)(7)
Net investment income	1.89%(6)	1.51%	1.46%(6)
Portfolio Turnover	23%(4)	65%	41%(4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024, the year ended December 31, 2023 and the period ended December 31, 2022).
8
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$8.50	$7.85	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.12	$0.20	$0.14
Net realized and unrealized gain (loss)	(0.23)	0.65	(2.12)
Total income (loss) from operations	$(0.11)	$0.85	$(1.98)
Less Distributions
From net investment income	$(0.12)	$(0.20)	$(0.17)
Total distributions	$(0.12)	$(0.20)	$(0.17)
Net asset value — End of period	$8.27	$8.50	$7.85
Total Return(3)	(1.32)%(4)	11.11%	(19.79)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,616	$4,864	$3,891
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.96%(6)	5.17%	4.83%(6)
Net expenses	0.85%(6)(7)	0.94%(7)	0.95%(6)(7)
Net investment income	2.97%(6)	2.53%	2.46%(6)
Portfolio Turnover	23%(4)	65%	41%(4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024, the year ended December 31, 2023 and the period ended December 31, 2022).
9
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$8.50	$7.85	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.12	$0.20	$0.14
Net realized and unrealized gain (loss)	(0.23)	0.65	(2.12)
Total income (loss) from operations	$(0.11)	$0.85	$(1.98)
Less Distributions
From net investment income	$(0.12)	$(0.20)	$(0.17)
Total distributions	$(0.12)	$(0.20)	$(0.17)
Net asset value — End of period	$8.27	$8.50	$7.85
Total Return(3)	(1.21)%(4)	10.97%	(19.79)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44	$47	$40
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.96%(6)	5.18%	4.83%(6)
Net expenses	0.85%(6)(7)	0.94%(7)	0.95%(6)(7)
Net investment income	2.86%(6)	2.51%	2.46%(6)
Portfolio Turnover	23%(4)	65%	41%(4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024, the year ended December 31, 2023 and the period ended December 31, 2022).
10
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Real Estate Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide total return through a combination of long-term capital appreciation and dividend income.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Global Real Estate Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$387,510	$ —	$387,510
Belgium	—	76,515	—	76,515
Canada	147,990	—	—	147,990
France	—	98,330	—	98,330
Germany	—	122,277	—	122,277
Hong Kong	—	31,533	—	31,533
Japan	—	511,413	—	511,413
Netherlands	—	55,153	—	55,153
Singapore	—	50,376	—	50,376
Spain	—	29,805	—	29,805
Sweden	—	83,938	—	83,938
Switzerland	—	29,355	—	29,355
United Kingdom	—	176,488	—	176,488
United States	3,914,865	—	—	3,914,865
Total Common Stocks	$4,062,855	$1,652,693(1)	$ —	$5,715,548
Short-Term Investments:
Affiliated Fund	$41,774	$ —	$ —	$41,774
Securities Lending Collateral	27,473	—	—	27,473
Total Investments	$4,132,102	$1,652,693	$ —	$5,784,795

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
12

Calvert
Global Real Estate Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.70% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $18,643.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $42 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.10%, 1.85%, 0.85% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $55,311.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $3,171.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2024 amounted to $86 and $211 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $104 and are included in transfer agency fees and expenses on the Statement of Operations.
13

Calvert
Global Real Estate Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,024,137 and $1,216,706, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $798,414 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $696,383 are short-term and $102,031 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,677,975
Gross unrealized appreciation	$487,576
Gross unrealized depreciation	(380,756)
Net unrealized appreciation	$106,820
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $25,795 and the total value of collateral received was $27,473, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
14

Calvert
Global Real Estate Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$27,473	$ —	$ —	$ —	$27,473
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
7  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $41,774, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$33,729	$1,042,578	$(1,034,533)	$ —	$ —	$41,774	$1,554	41,774
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	188	$1,511	941	$7,710
Reinvestment of distributions	109	895	192	1,471
Shares redeemed	(180)	(1,461)	(223)	(1,720)
Net increase	117	$945	910	$7,461
15

Calvert
Global Real Estate Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class C
Reinvestment of distributions	46	$381	81	$616
Net increase	46	$381	81	$616
Class I
Shares sold	98,956	$811,030	63,630	$504,867
Reinvestment of distributions	8,258	67,678	13,302	101,780
Shares redeemed	(800)	(6,557)	(13)	(106)
Net increase	106,414	$872,151	76,919	$606,541
Class R6
Shares sold	40	$331	328	$2,430
Reinvestment of distributions	74	609	135	1,032
Shares redeemed	(370)	(3,061)	—	—
Net increase (decrease)	(256)	$(2,121)	463	$3,462
At June 30, 2024, EVM owned 76.1% of the value of the outstanding shares of the Fund.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration Risk
The Fund concentrates its investments in securities of companies in the real estate industry. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.
16

Calvert
Global Real Estate Fund
June 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
17

Calvert
Global Real Estate Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Global Real Estate Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-year period ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-year period ended December 31, 2023. The Board took into account management’s discussion of the Fund’s performance since inception. Based upon its review, the Board concluded that the Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies and that the Adviser’s investment strategies are appropriate for pursing the Fund’s investment objective.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
18

Calvert
Global Real Estate Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
19

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CGRAX-NCSR 6.30.24

Calvert
Emerging Markets Focused Growth Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Calvert
Emerging Markets Focused Growth Fund

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Brazil — 22.9%
Banco BTG Pactual SA	853	$ 4,717
Itau Unibanco Holding SA, PFC Shares	15,979	92,642
Localiza Rent a Car SA	25,776	193,662
MercadoLibre, Inc.(1)	296	486,446
NU Holdings Ltd., Class A(1)	35,845	462,042
Raia Drogasil SA	35,050	161,014
WEG SA	376	2,838
		$1,403,361
India — 43.1%
Aarti Industries Ltd.	31,617	$260,103
Astral Ltd.	8,705	249,106
Avenue Supermarts Ltd.(1)(2)	4,975	281,179
Axis Bank Ltd.	14,014	212,136
Bajaj Finance Ltd.	359	30,610
Bharti Airtel Ltd.	7,307	126,855
GMR Airports Infrastructure Ltd.(1)	176,292	203,195
HDFC Bank Ltd.	6,509	131,538
ICICI Bank Ltd.	14,720	211,456
Laurus Labs Ltd.(2)	1,801	9,176
Timken India Ltd.	1,641	84,414
Titan Co. Ltd.	4,949	201,613
Trent Ltd.	6,279	411,660
TVS Motor Co. Ltd.	7,982	225,583
		$2,638,624
Indonesia — 0.2%
Bank Central Asia Tbk. PT	9,600	$5,809
Bank Mandiri Persero Tbk. PT	14,600	5,462
		$11,271
Mexico — 4.9%
Fomento Economico Mexicano SAB de CV ADR	966	$103,990
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,357	71,058
Grupo Financiero Banorte SAB de CV, Class O	11,896	92,580
Wal-Mart de Mexico SAB de CV	9,985	34,105
		$301,733
Poland — 0.3%
Dino Polska SA(1)(2)	154	$15,519
		$15,519
South Korea — 6.0%
Samsung Electronics Co. Ltd.	413	$24,307
SK Hynix, Inc.	2,016	342,132
		$366,439
Taiwan — 16.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	$681,435
Unimicron Technology Corp.	31,000	171,512
Security	Shares	Value
Taiwan (continued)
Voltronic Power Technology Corp.	3,000	$ 177,619
		$1,030,566
Uruguay — 3.4%
Globant SA(1)	1,151	$ 205,177
		$ 205,177
Total Common Stocks (identified cost $4,622,951)		$5,972,690

Rights — 0.0%(3)

Security	Shares	Value
Brazil — 0.0%(3)
Localiza Rent a Car SA, Exp. 8/6/24(1)	260	$ 419
Total Rights (identified cost $0)		$ 419

Short-Term Investments — 1.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	70,494	$ 70,494
Total Short-Term Investments (identified cost $70,494)		$ 70,494

Total Investments — 98.7% (identified cost $4,693,445)	$6,043,603
Other Assets, Less Liabilities — 1.3%	$ 78,345
Net Assets — 100.0%	$6,121,948

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $305,874 or 5.0% of the Fund's net assets.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

1
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

At June 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	23.3%
Consumer Discretionary	21.6
Financials	20.4
Industrials	16.0
Consumer Staples	9.7
Materials	4.3
Communication Services	2.1
Health Care	0.2
Total	97.6%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
2
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $4,622,951)	$5,973,109
Investments in securities of affiliated issuers, at value (identified cost $70,494)	70,494
Cash denominated in foreign currency, at value (cost $60,532)	60,347
Dividends receivable	18,253
Dividends receivable - affiliated	718
Receivable from affiliates	91,123
Trustees' deferred compensation plan	24
Prepaid expenses	27,289
Total assets	$6,241,357
Liabilities
Payable for foreign capital gains taxes	$86,540
Payable to affiliates:
Investment advisory fee	3,622
Administrative fee	583
Distribution and service fees	62
Sub-transfer agency fee	130
Trustees' deferred compensation plan	24
Payable for professional fees	21,744
Accrued expenses	6,704
Total liabilities	$119,409
Net Assets	$6,121,948
Sources of Net Assets
Paid-in capital	$5,005,865
Distributable earnings	1,116,083
Net Assets	$6,121,948
Class A Shares
Net Assets	$68,771
Shares Outstanding	5,642
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.19
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.87
Class C Shares
Net Assets	$60,452
Shares Outstanding	5,000
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.09
Class I Shares
Net Assets	$5,927,655
Shares Outstanding	485,582
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.21
3
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2024
Class R6 Shares
Net Assets	$65,070
Shares Outstanding	5,330
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $5,108)	$35,532
Dividend income - affiliated issuers	4,244
Total investment income	$39,776
Expenses
Investment advisory fee	$21,339
Administrative fee	3,414
Distribution and service fees:
Class A	76
Class C	281
Trustees' fees and expenses	233
Custodian fees	5,162
Transfer agency fees and expenses	301
Accounting fees	2,226
Professional fees	82,195
Offering costs	47,705
Registration fees	29,174
Reports to shareholders	2,758
Miscellaneous	4,073
Total expenses	$198,937
Waiver and/or reimbursement of expenses by affiliates	$(170,517)
Net expenses	$28,420
Net investment income	$11,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $9,257)	$(72,498)
Foreign currency transactions	(4,178)
Net realized loss	$(76,676)
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $26,151)	$548,143
Foreign currency	(344)
Net change in unrealized appreciation (depreciation)	$547,799
Net realized and unrealized gain	$471,123
Net increase in net assets from operations	$482,479
5
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$11,356	$16,167
Net realized loss	(76,676)	(103,584)
Net change in unrealized appreciation (depreciation)	547,799	715,533
Net increase in net assets from operations	$482,479	$628,116
Distributions to shareholders:
Class I	$ —	$(6,451)
Class R6	—	(67)
Total distributions to shareholders	$ —	$(6,518)
Capital share transactions:
Class A	$7,371	$50,000
Class C	—	50,000
Class I	—	4,856,451
Class R6	3,982	50,067
Net increase in net assets from capital share transactions	$11,353	$5,006,518
Net increase in net assets	$493,832	$5,628,116
Net Assets
At beginning of period	$5,628,116	$ —
At end of period	$6,121,948	$5,628,116

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
6
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.01	$0.02
Net realized and unrealized gain	0.94	1.22
Total income from operations	$0.95	$1.24
Net asset value — End of period	$12.19	$11.24
Total Return(3)	8.45%(4)	12.40%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	7.23%(6)	5.64%(6)
Net expenses	1.24%(6)(7)	1.24%(6)(7)
Net investment income	0.19%(6)	0.30%(6)
Portfolio Turnover	23%(4)	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the period ended December 31, 2023).
7
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.19	$10.00
Income (Loss) From Operations
Net investment loss(2)	$(0.03)	$(0.03)
Net realized and unrealized gain	0.93	1.22
Total income from operations	$0.90	$1.19
Net asset value — End of period	$12.09	$11.19
Total Return(3)	8.04%(4)	11.90%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	7.96%(6)	6.39%(6)
Net expenses	1.99%(6)(7)	1.99%(6)(7)
Net investment loss	(0.58)%(6)	(0.45)%(6)
Portfolio Turnover	23%(4)	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the period ended December 31, 2023).
8
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.02	$0.03
Net realized and unrealized gain	0.95	1.22
Total income from operations	$0.97	$1.25
Less Distributions
From net investment income	$ —	$(0.01)
Total distributions	$ —	$(0.01)
Net asset value — End of period	$12.21	$11.24
Total Return(3)	8.63%(4)	12.53%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,928	$5,460
Ratios (as a percentage of average daily net assets):(5)
Total expenses	6.97%(6)	5.40%(6)
Net expenses	0.99%(6)(7)	0.99%(6)(7)
Net investment income	0.41%(6)	0.55%(6)
Portfolio Turnover	23%(4)	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the period ended December 31, 2023).
9
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2024 (Unaudited)	Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$11.24	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.02	$0.03
Net realized and unrealized gain	0.95	1.22
Total income from operations	$0.97	$1.25
Less Distributions
From net investment income	$ —	$(0.01)
Total distributions	$ —	$(0.01)
Net asset value — End of period	$12.21	$11.24
Total Return(3)	8.63%(4)	12.54%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65	$56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	6.97%(6)	5.39%(6)
Net expenses	0.99%(6)(7)	0.99%(6)(7)
Net investment income	0.41%(6)	0.55%(6)
Portfolio Turnover	23%(4)	29%(4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the period ended December 31, 2023).
10
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Focused Growth Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return. The Fund invests primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
11

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$1,403,361	$ —	$ —	$1,403,361
India	—	2,638,624	—	2,638,624
Indonesia	—	11,271	—	11,271
Mexico	301,733	—	—	301,733
Poland	—	15,519	—	15,519
South Korea	—	366,439	—	366,439
Taiwan	—	1,030,566	—	1,030,566
Uruguay	205,177	—	—	205,177
Total Common Stocks	$1,910,271	$4,062,419(1)	$ —	$5,972,690
Rights	$419	$ —	$ —	$419
Short-Term Investments	70,494	—	—	70,494
Total Investments	$1,981,184	$4,062,419	$ —	$6,043,603

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on
12

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes—  No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Offering Costs— Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund. Unamortized offering costs, if any, are reflected as deferred offering costs on the Statement of Assets and Liabilities.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $21,339.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company). CRM pays MSIM Company a portion of its investment advisory fee for sub-advisory services provided to the Fund. MSIM Company is a wholly-owned subsidiary of Morgan Stanley.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory fee paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $121 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.99% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $170,396.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $3,414.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2024 amounted to $76 and $281 for Class A shares and Class C shares, respectively.
13

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund was informed that EVD received no sales charge on sales of Class A shares for the six months ended June 30, 2024 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $100 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,249,866 and $1,287,003, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $78,901 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $78,901 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,696,695
Gross unrealized appreciation	$1,508,914
Gross unrealized depreciation	(162,006)
Net unrealized appreciation	$1,346,908
5  Line of Credit
Effective October 24, 2023, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also effective October 24, 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
14

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $70,494, which represents 1.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$116,094	$930,800	$(976,400)	$ —	$ —	$70,494	$4,244	70,494
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	642	$7,371	5,000	$50,000
Net increase	642	$7,371	5,000	$50,000
Class C
Shares sold	—	$ —	5,000	$50,000
Net increase	—	$ —	5,000	$50,000
Class I
Shares sold	—	$ —	485,000	$4,850,000
Reinvestment of distributions	—	—	582	6,451
Net increase	—	$ —	485,582	$4,856,451
Class R6
Shares sold	324	$3,982	5,000	$50,000
Reinvestment of distributions	—	—	6	67
Net increase	324	$3,982	5,006	$50,067

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
At June 30, 2024, EVM owned 100% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
15

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
16

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
17

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Emerging Markets Focused Growth Fund (the “Fund”), and the investment sub-advisory agreement with Morgan Stanley Investment Management Company (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the year-to-date period ended April 30, 2024. This performance data indicated that the Fund had underperformed the average of its peer universe and its benchmark index for the year-to-date period ended April 30, 2024. The Board took into account management’s discussion of the Fund’s performance and the Fund’s limited operating history. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
18

Calvert
Emerging Markets Focused Growth Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of other funds overseen by the Trustees. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be necessary at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
19

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CEMAX-NCSR 6.30.24

Calvert
Small/Mid-Cap Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Calvert
Small/Mid-Cap Fund

Calvert
Small/Mid-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.	9,372	$ 585,281
Woodward, Inc.	4,612	804,241
		$ 1,389,522
Automobile Components — 3.0%
Dorman Products, Inc.(1)	17,199	$ 1,573,364
Visteon Corp.(1)	2,688	286,810
		$ 1,860,174
Banks — 5.6%
Commerce Bancshares, Inc.	27,205	$1,517,495
First Financial Bankshares, Inc.	32,180	950,275
SouthState Corp.	12,778	976,495
		$3,444,265
Biotechnology — 1.1%
Neurocrine Biosciences, Inc.(1)	4,964	$683,394
		$683,394
Building Products — 4.3%
AAON, Inc.	10,409	$908,082
AZEK Co., Inc.(1)	23,692	998,144
Janus International Group, Inc.(1)	54,997	694,612
		$2,600,838
Capital Markets — 4.1%
LPL Financial Holdings, Inc.	3,330	$930,069
Tradeweb Markets, Inc., Class A	15,022	1,592,332
		$2,522,401
Chemicals — 2.4%
Balchem Corp.	3,080	$474,166
Quaker Chemical Corp.	5,712	969,326
		$1,443,492
Commercial Services & Supplies — 2.3%
Rentokil Initial PLC ADR	46,839	$1,388,776
		$1,388,776
Consumer Staples Distribution & Retail — 2.7%
Casey's General Stores, Inc.	1,105	$421,624
Performance Food Group Co.(1)	18,816	1,243,926
		$1,665,550
Containers & Packaging — 2.8%
AptarGroup, Inc.	12,324	$1,735,342
		$1,735,342
Security	Shares	Value
Electric Utilities — 1.8%
Alliant Energy Corp.	22,145	$ 1,127,181
		$ 1,127,181
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc.	3,216	$ 599,302
		$ 599,302
Financial Services — 0.7%
Euronet Worldwide, Inc.(1)	3,852	$ 398,682
		$ 398,682
Food Products — 1.6%
Lamb Weston Holdings, Inc.	8,127	$683,318
Lancaster Colony Corp.	1,661	313,879
		$997,197
Ground Transportation — 1.7%
Landstar System, Inc.	5,463	$1,007,814
		$1,007,814
Health Care Equipment & Supplies — 3.7%
Cooper Cos., Inc.	15,107	$1,318,841
Neogen Corp.(1)	24,151	377,480
Teleflex, Inc.	2,706	569,153
		$2,265,474
Health Care Providers & Services — 4.0%
Addus HomeCare Corp.(1)	7,565	$878,372
Chemed Corp.	2,840	1,540,927
		$2,419,299
Hotels, Restaurants & Leisure — 7.5%
Aramark	48,147	$1,637,961
Choice Hotels International, Inc.	5,256	625,464
Domino's Pizza, Inc.	1,350	697,045
Texas Roadhouse, Inc.	2,569	441,123
Wyndham Hotels & Resorts, Inc.	15,767	1,166,758
		$4,568,351
Household Durables — 1.1%
NVR, Inc.(1)	85	$645,028
		$645,028
Industrial REITs — 3.6%
EastGroup Properties, Inc.	7,393	$1,257,549
Rexford Industrial Realty, Inc.	20,456	912,133
		$2,169,682

1

Calvert
Small/Mid-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 9.1%
American Financial Group, Inc.	6,510	$ 800,860
First American Financial Corp.	9,297	501,573
Kinsale Capital Group, Inc.	1,281	493,544
Ryan Specialty Holdings, Inc.	10,052	582,111
Selective Insurance Group, Inc.	12,397	1,163,211
W.R. Berkley Corp.	10,789	847,800
White Mountains Insurance Group Ltd.	649	1,179,525
		$ 5,568,624
Machinery — 7.4%
Albany International Corp., Class A	11,781	$994,905
Atmus Filtration Technologies, Inc.(1)	20,667	594,796
Franklin Electric Co., Inc.	5,640	543,245
Graco, Inc.	11,516	912,988
Middleby Corp.(1)	6,955	852,753
Nordson Corp.	2,721	631,109
		$4,529,796
Multi-Utilities — 1.6%
CMS Energy Corp.	16,001	$952,540
		$952,540
Professional Services — 3.2%
CBIZ, Inc.(1)	21,390	$1,584,999
Dayforce, Inc.(1)(2)	7,936	393,626
		$1,978,625
Residential REITs — 2.2%
Equity LifeStyle Properties, Inc.	20,274	$1,320,446
		$1,320,446
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems, Inc.(1)	20,501	$578,948
Axcelis Technologies, Inc.(1)	4,727	672,132
Diodes, Inc.(1)	8,507	611,909
Teradyne, Inc.	3,150	467,113
		$2,330,102
Software — 7.5%
Altair Engineering, Inc., Class A(1)	4,191	$411,053
CCC Intelligent Solutions Holdings, Inc.(1)	36,395	404,349
Clearwater Analytics Holdings, Inc., Class A(1)	26,575	492,169
Envestnet, Inc.(1)	12,341	772,423
Fair Isaac Corp.(1)	523	778,569
Progress Software Corp.	7,992	433,646
SPS Commerce, Inc.(1)	2,769	521,015
Tyler Technologies, Inc.(1)	1,523	765,734
		$4,578,958
Security	Shares	Value
Specialized REITs — 1.2%
CubeSmart	16,704	$ 754,520
		$ 754,520
Specialty Retail — 1.5%
Burlington Stores, Inc.(1)	2,518	$ 604,320
Five Below, Inc.(1)	2,986	325,384
		$ 929,704
Trading Companies & Distributors — 2.8%
Core & Main, Inc., Class A(1)	29,047	$ 1,421,560
Herc Holdings, Inc.	2,230	297,237
		$1,718,797
Total Common Stocks (identified cost $47,988,550)		$59,593,876

Short-Term Investments — 1.9%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	1,178,223	$ 1,178,223
Total Affiliated Fund (identified cost $1,178,223)		$ 1,178,223
Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(5)	7,410	$ 7,410
Total Securities Lending Collateral (identified cost $7,410)		$ 7,410
Total Short-Term Investments (identified cost $1,185,633)		$ 1,185,633
Total Investments — 99.5% (identified cost $49,174,183)		$60,779,509
Other Assets, Less Liabilities — 0.5%		$ 300,904
Net Assets — 100.0%		$61,080,413

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $389,658.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

2

Calvert
Small/Mid-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(4)	Amount is less than 0.05%.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
3

Calvert
Small/Mid-Cap Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $47,995,960) - including $389,658 of securities on loan	$59,601,286
Investments in securities of affiliated issuers, at value (identified cost $1,178,223)	1,178,223
Receivable for investments sold	330,488
Receivable for capital shares sold	38,578
Dividends receivable	41,860
Dividends receivable - affiliated	4,258
Securities lending income receivable	79
Trustees' deferred compensation plan	73
Prepaid expenses	12,830
Total assets	$61,207,675
Liabilities
Due to custodian	$5,394
Payable for capital shares redeemed	28,018
Deposits for securities loaned	7,410
Payable to affiliates:
Investment advisory fee	24,297
Administrative fee	5,997
Distribution and service fees	5,443
Sub-transfer agency fee	22,128
Trustees' deferred compensation plan	73
Other	2,792
Payable for professional fees	22,315
Accrued expenses	3,395
Total liabilities	$127,262
Net Assets	$61,080,413
Sources of Net Assets
Paid-in capital	$48,500,451
Distributable earnings	12,579,962
Net Assets	$61,080,413
Class A Shares
Net Assets	$26,382,784
Shares Outstanding	1,043,166
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.29
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$26.69
Class C Shares
Net Assets	$40,698
Shares Outstanding	2,015
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$20.19
4
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2024
Class I Shares
Net Assets	$34,656,931
Shares Outstanding	1,309,346
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$304,960
Dividend income - affiliated issuers	31,474
Securities lending income, net	6,662
Total investment income	$343,096
Expenses
Investment advisory fee	$154,658
Administrative fee	36,750
Distribution and service fees:
Class A	33,232
Class C	216
Trustees' fees and expenses	2,343
Custodian fees	282
Transfer agency fees and expenses	29,848
Accounting fees	6,794
Professional fees	26,168
Registration fees	33,244
Reports to shareholders	8,376
Miscellaneous	9,037
Total expenses	$340,948
Waiver and/or reimbursement of expenses by affiliates	$(35,837)
Net expenses	$305,111
Net investment income	$37,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$553,374
Net realized gain	$553,374
Change in unrealized appreciation (depreciation):
Investment securities	$570,335
Net change in unrealized appreciation (depreciation)	$570,335
Net realized and unrealized gain	$1,123,709
Net increase in net assets from operations	$1,161,694
6
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$37,985	$(6,135)
Net realized gain	553,374	1,259,307
Net change in unrealized appreciation (depreciation)	570,335	5,279,875
Net increase in net assets from operations	$1,161,694	$6,533,047
Distributions to shareholders:
Class A	$ —	$(171,518)
Class C	—	(528)
Class I	—	(138,983)
Total distributions to shareholders	$ —	$(311,029)
Capital share transactions:
Class A	$(1,277,679)	$(2,133,476)
Class C	(26,342)	(156,411)
Class I	(2,363)	5,206,467
Net increase (decrease) in net assets from capital share transactions	$(1,306,384)	$2,916,580
Net increase (decrease) in net assets	$(144,690)	$9,138,598
Net Assets
At beginning of period	$61,225,103	$52,086,505
At end of period	$61,080,413	$61,225,103

Financial information from January 1, 2023 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 9 to Financial Statements.
7
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$24.84	$22.04	$27.86	$26.63	$24.30	$19.82
Income (Loss) From Operations
Net investment loss(1)	$(0.00)(2)	$(0.03)	$(0.03)	$(0.09)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.45	2.99	(4.70)	5.02	3.09	5.58
Total income (loss) from operations	$0.45	$2.96	$(4.73)	$4.93	$3.06	$5.55
Less Distributions
From net realized gain	$ —	$(0.16)	$(1.09)	$(3.70)	$(0.73)	$(1.07)
Total distributions	$ —	$(0.16)	$(1.09)	$(3.70)	$(0.73)	$(1.07)
Net asset value — End of period	$25.29	$24.84	$22.04	$27.86	$26.63	$24.30
Total Return(3)	1.81%(4)	13.44%	(17.09)%	18.87%	12.81%	28.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,383	$27,175	$26,123	$35,483	$33,253	$32,825
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.25%(6)	1.27%	1.25%	1.18%	1.33%	1.31%
Net expenses	1.14%(6)(7)	1.18%(7)	1.20%(7)	1.18%	1.20%	1.29%
Net investment loss	(0.02)%(6)	(0.13)%	(0.14)%	(0.29)%	(0.12)%	(0.14)%
Portfolio Turnover	23%(4)	43%	40%	58%	41%	39%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
Financial information from January 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 9 to Financial Statements.
8
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$19.91	$17.83	$22.96	$22.67	$20.94	$17.33
Income (Loss) From Operations
Net investment loss(1)	$(0.08)	$(0.18)	$(0.19)	$(0.26)	$(0.17)	$(0.19)
Net realized and unrealized gain (loss)	0.36	2.42	(3.85)	4.25	2.63	4.87
Total income (loss) from operations	$0.28	$2.24	$(4.04)	$3.99	$2.46	$4.68
Less Distributions
From net realized gain	$ —	$(0.16)	$(1.09)	$(3.70)	$(0.73)	$(1.07)
Total distributions	$ —	$(0.16)	$(1.09)	$(3.70)	$(0.73)	$(1.07)
Net asset value — End of period	$20.19	$19.91	$17.83	$22.96	$22.67	$20.94
Total Return(2)	1.41%(3)	12.58%	(17.73)%	18.02%	12.00%	27.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41	$67	$206	$594	$643	$957
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.00%(5)	2.00%	2.00%	1.93%	2.08%	2.06%
Net expenses	1.89%(5)(6)	1.94%(6)	1.95%(6)	1.93%	1.95%	2.04%
Net investment loss	(0.84)%(5)	(0.95)%	(0.95)%	(1.05)%	(0.88)%	(0.94)%
Portfolio Turnover	23%(3)	43%	40%	58%	41%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
Financial information from January 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 9 to Financial Statements.
9
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$25.97	$22.97	$28.92	$27.45	$25.01	$20.33
Income (Loss) From Operations
Net investment income (loss)(1)	$0.03	$0.03	$0.03	$(0.01)	$0.03	$0.03
Net realized and unrealized gain (loss)	0.47	3.13	(4.89)	5.18	3.19	5.72
Total income (loss) from operations	$0.50	$3.16	$(4.86)	$5.17	$3.22	$5.75
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$(0.05)	$ —
From net realized gain	—	(0.16)	(1.09)	(3.70)	(0.73)	(1.07)
Total distributions	$ —	$(0.16)	$(1.09)	$(3.70)	$(0.78)	$(1.07)
Net asset value — End of period	$26.47	$25.97	$22.97	$28.92	$27.45	$25.01
Total Return(2)	1.93%(3)	13.77%	(16.91)%	19.19%	13.10%	28.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,657	$33,984	$25,757	$32,497	$17,063	$17,357
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.00%(5)	1.02%	1.00%	0.93%	1.08%	1.05%
Net expenses	0.89%(5)(6)	0.93%(6)	0.95%(6)	0.93%	0.95%	1.03%
Net investment income (loss)	0.23%(5)	0.13%	0.11%	(0.01)%	0.13%	0.13%
Portfolio Turnover	23%(3)	43%	40%	58%	41%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
Financial information from January 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 9 to Financial Statements.
10
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small/Mid-Cap Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide growth of capital. The Fund is the accounting successor to the Eaton Vance Special Equities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023 (see Note 9). The Fund also inherited the Predecessor Fund’s historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
11

Calvert
Small/Mid-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,593,876(1)	$ —	$ —	$59,593,876
Short-Term Investments:
Affiliated Fund	1,178,223	—	—	1,178,223
Securities Lending Collateral	7,410	—	—	7,410
Total Investments	$60,779,509	$ —	$ —	$60,779,509

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Calvert
Small/Mid-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
Pursuant to an advisory agreement between the Fund and Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays CRM a fee as compensation for investment advisory services provided to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.505%
$500 million but less than $1 billion	0.480%
$1 billion but less than $2.5 billion	0.455%
$2.5 billion but less than $5 billion	0.435%
$5 billion and over	0.420%
For the six months ended June 30, 2024, the investment advisory fee amounted to $154,658 or 0.50% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $904 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (related to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89% and 0.89% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect through September 15, 2028. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $34,933.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2024, the administrative fee amounted to $36,750.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2024 amounted to $33,232 and $216 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $307 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class C shareholders and no contingent deferred sales charges paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $14,682 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to
13

Calvert
Small/Mid-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $13,560,887 and $14,963,598, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$49,230,084
Gross unrealized appreciation	$12,896,710
Gross unrealized depreciation	(1,347,285)
Net unrealized appreciation	$11,549,425
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $389,658 and the total value of collateral received was $421,728, comprised of cash of $7,410 and U.S. government and/or agencies securities of $414,318.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$7,410	$ —	$ —	$ —	$7,410
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
14

Calvert
Small/Mid-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
7  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,178,223, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,292,607	$8,119,297	$(8,233,681)	$ —	$ —	$1,178,223	$31,474	1,178,223
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,239	$181,762	14,825	$347,530
Reinvestment of distributions	—	—	6,102	145,172
Shares redeemed	(57,945)	(1,459,441)	(112,452)	(2,626,178)
Net decrease	(50,706)	$(1,277,679)	(91,525)	$(2,133,476)
Class C
Shares sold	584	$11,986	—	$ —
Reinvestment of distributions	—	—	28	528
Shares redeemed	(1,912)	(38,328)	(8,261)	(156,939)
Net decrease	(1,328)	$(26,342)	(8,233)	$(156,411)
Class I
Shares sold	84,870	$2,229,281	468,045	$11,856,954
Reinvestment of distributions	—	—	5,576	138,608
Shares redeemed	(84,273)	(2,231,644)	(286,068)	(6,789,095)
Net increase (decrease)	597	$(2,363)	187,553	$5,206,467
15

Calvert
Small/Mid-Cap Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

At June 30, 2024, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 33.4% of the value of the outstanding shares of the Fund.
9  Reorganization
At the close of business on September 15, 2023, the Fund acquired the net assets of the Predecessor Fund pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Predecessor Fund.
The Reorganization was accomplished by a tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate shares and net asset value in the corresponding classes of the Fund as noted below:
	Shares Issued	Net Assets
Class A	1,127,448	$26,264,605
Class C	3,396	$63,655
Class I	892,740	$21,717,386

The historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization was carried forward to the cost basis of the assets of the Fund.
16

Calvert
Small/Mid-Cap Fund
June 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
17

Calvert
Small/Mid-Cap Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Small/Mid-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s custom peer group and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended April 30, 2024. This performance data indicated that the Fund had underperformed the median of its custom peer group for the one-, three- and five-year periods ended April 30, 2024. The performance data also indicated that the Fund had underperformed its benchmark index for the one- and five-year periods ended April 30, 2024, while it had outperformed its benchmark index for the three-year period ended April 30, 2024. The Board took into account management’s discussion of the Fund’s performance and noted that the Fund’s performance prior to September 15, 2023 was that of a predecessor fund that did not follow the Calvert Principles. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its custom peer group and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and expenses with those of other funds overseen by the Trustees. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
18

Calvert
Small/Mid-Cap Fund
June 30, 2024
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
19

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CMPAX-NCSR 6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 22, 2024

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 22, 2024